UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23380

Name of Fund:	BlackRock Credit Strategies Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Strategies Fund, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2023

Date of reporting period: 06/30/2023

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JUNE 30, 2023

2023 Semi-Annual Report (Unaudited)

BlackRock Credit Strategies Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Despite an uncertain economic landscape during the 12-month reporting period ended June 30, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. Inflation remained elevated as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated substantially as the period continued, while ongoing strength in consumer spending backstopped the economy.

Equity returns were strong, as continued job growth eased investors’ concerns about the economy’s durability. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced significantly, including large- and small-capitalization U.S. stocks and international equities from developed markets. Emerging market equities also gained, although at a substantially slower pace, pressured by high interest rates and falling commodities prices.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, which made it the first meeting without a rate increase since the tightening cycle began in early 2022.

Supply constraints have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population exacerbate these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and most recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.

While we favor an overweight to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions, however there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and emerging market bonds denominated in local currency.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2023
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	16.89%	19.59%
U.S. small cap equities (Russell 2000® Index)	8.09	12.31
International equities (MSCI Europe, Australasia, Far East Index)	11.67	18.77
Emerging market equities (MSCI Emerging Markets Index)	4.89	1.75
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.25	3.60
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.70	(3.97)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.09	(0.94)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	2.67	3.19
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	5.38	9.07

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

The Benefits and Risks of Leveraging

The Fund may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, its common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.

To illustrate these concepts, assume the Fund’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Fund’s financing cost of leverage is significantly lower than the income earned on the Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage. Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of the Fund’s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Fund’s NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Fund’s intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in the Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of the Fund’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Fund’s investment adviser will be higher than if the Fund did not use leverage.

The Fund may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Consolidated Financial Statements, if applicable.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. The Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, the Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

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Fund Summary as of June 30, 2023	BlackRock Credit Strategies Fund

Investment Objective

BlackRock Credit Strategies Fund’s (the “Fund”) investment objective is to seek to provide high income and attractive risk-adjusted returns. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its managed assets in fixed income securities, with an emphasis on public and private corporate credit.

The Fund’s common shares are not listed on any securities exchange. The Fund is designed for long-term investors, and an investment in the common shares, unlike an investment in a traditional listed closed-end fund, should be considered illiquid.

No assurance can be given that the Fund’s investment objective will be achieved.

Net Asset Value Per Share Summary

	06/30/23	12/31/22	Change	High	Low
Net Asset Value — Institutional	$8.60	$8.48	1.42%	$8.76	$8.48
Net Asset Value — Class A	8.63	8.50	1.53	8.78	8.50
Net Asset Value — Class U	8.63	8.50	1.53	8.78	8.50
Net Asset Value — Class W	8.63	8.50	1.53	8.78	8.50

Performance

Returns for the period ended June 30, 2023 were as follows:

				Average Annual Total Returns(a)

				1 Year		Since Inception(b)

	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional(c)	10.84%	10.84%	5.53%	8.50%	N/A	3.36%	N/A

Class A(c)	9.85	9.85	5.24	7.82	5.12%	2.64	2.04%

Class U(c)	10.12	10.12	5.24	7.82	N/A	2.63	N/A

Class W(c)	9.75	9.75	5.24	7.82	4.04	2.63	1.79

Morningstar LSTA Leveraged Loan Index(d)	—	—	6.48	10.71	N/A	4.20	N/A

Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(e)	—	—	5.38	9.07	N/A	2.96	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The Fund commenced operations on February 28, 2019.
(c)	All returns reflect reinvestment of dividends and/or distributions at NAV on the payable date. Performance results reflect the Fund’s use of leverage, if any.
(d)

Morningstar LSTA Leveraged Loan Index (formerly S&P®/LSTA Leveraged Loan Index), an unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments.

(e)

An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

N/A — Not applicable as share class and index do not have a sales charge.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

The following discussion relates to the Fund’s absolute performance based on NAV:

What factors influenced performance?

Private credit exposure continued to lead positive contributions to the Fund’s performance, providing an attractive yield premium versus public markets as a result of trends such as tightening lending standards and heightened cost of capital. Within the portfolio’s liquid assets, high yield corporate bonds and floating rate exposure in the form of bank loans and collateralized loan obligations (“CLOs”) further contributed to returns.

The Fund’s stance with respect to duration and corresponding interest rate sensitivity detracted from performance, along with exposure to equity downside hedges and preferred securities.

The Fund utilizes various derivatives positions as part of its investment strategy, including employing leverage, forward contracts to hedge foreign currency exposure of non-U.S. positions back to U.S. dollars, interest rate futures to adjust duration positioning tactically as needed, and credit default swaps to gain access to or to hedge broad market exposure. The use of derivatives had a positive impact on performance.

F U N D S U M M A R Y	5

Fund Summary as of June 30, 2023 (continued)	BlackRock Credit Strategies Fund

Describe recent portfolio activity.

The Fund marginally increased exposure to floating rate assets, specifically CLOs and Bank Loans. Additionally, the Fund selectively increased its allocation to emerging markets corporate credit, while reducing its global high yield corporate exposure, most notably in the United States and Europe.

Describe portfolio positioning at period end.

The Fund maintained a conservative positioning at period-end based on uncertainty over the timing of when central banks will believe they have tamed inflation and in anticipation of continued volatility as economic data is released and any “higher-for-longer” interest rate scenarios drive market weakness. The Fund ended the period with a continued tilt toward floating rate assets such as private credit, bank loans and CLOs, which continued to offer attractive yields as of period end. While the portfolio is up-in-quality given heightened near-term risks, it remains positioned to tactically deploy into idiosyncratic opportunities. Despite the relative outperformance and lower volatility that private credit has recently provided, the asset class is not insulated from the higher cost-of-capital and slowing economic growth environment, and the Fund was selectively positioned there with a focus on deals with strong lender protections.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION

Asset Type(a)	Percentage of Total Investments
Floating Rate Loan Interests	64.4%
Corporate Bonds	23.2
Asset-Backed Securities	7.7
Preferred Securities	2.7
Common Stocks	1.2
Other*	0.8

CREDIT QUALITY ALLOCATION

Credit Rating(a)(b)	Percentage of Total Investments
AAA/Aaa	0.3%
AA/Aa	1.4
A	4.2
BBB/Baa	7.1
BB/Ba	8.5
B	23.3
CCC/Caa	9.0
CC	—	(c)
C	—	(c)
D	0.1
N/R(d)	46.1

(a)	Excludes short-term securities.
(b)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Rounds to less than 0.1% of total investments.
(d)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2023, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of the Fund’s total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Consolidated Schedule of Investments for details.

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About Fund Performance

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees but are only available through the Fund’s distributor or an asset-based fee program sponsored by a registered broker-dealer or registered investment adviser (also known as a “wrap fee” program) that has an agreement with the Fund’s distributor.

Class A Shares are subject to a maximum initial sales charge (front-end load) of 2.50% and servicing and distribution fee of 0.75% per year. A contingent deferred sales charge of 1.50% is assessed on Fund repurchases of Class A Shares made within 18 months after purchase where no initial sales load was paid at the time of purchase as part of an investment of $250,000 or more. Class A Shares performance shown prior to the Class A Shares inception date of April 1, 2020 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Class A Shares fees.

Class U Shares are not subject to any sales charge. These shares are subject to a servicing and distribution fee of 0.75% per year. These shares are available only to clients of financial intermediaries with which the Fund has a selling agreement to distribute such shares. Class U Shares performance shown prior to the Class U Shares inception date of July 12, 2021 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Class U Shares fees.

Class W Shares are subject to a maximum initial sales charge (front-end load) of 3.50% and servicing and distribution fee of 0.75% per year. These shares are available only through brokerage, transactional-based accounts. Class W Shares performance shown prior to the Class W Shares inception date of July 12, 2021 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Class W Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.

The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses for Continuously Offered Closed-End Funds

Shareholders of the Fund may incur the following charges: (a) transactional expenses, including sales charges and early withdrawal fees; and (b) operating expenses, including investment advisory fees, and other fund expenses. The example below (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges and early withdrawal fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E	7

Disclosure of Expenses for Continuously Offered Closed-End Funds (continued)

Expense Example for Continuously Offered Closed-End Funds

	Actual				Hypothetical 5% Return
			Expenses Paid During the Period			Including Interest Expense and Fees		Excluding Interest Expense and Fees		Annualized Expense Ratio
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Including Interest Expense and Fees(a)	Excluding Interest Expense and Fees(a)	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)	Expenses Paid During the Period(a)	Ending Account Value (06/30/23)	Expenses Paid During the Period(a)	Including Interest Expense and Fees	Excluding Interest Expense and Fees
Institutional	$ 1,000.00	$ 1,055.30	$ 11.52	$ 7.34	$ 1,000.00	$ 1,013.59	$ 11.28	$ 1,017.65	$ 7.19	2.26%	1.44%
Class A	1,000.00	1,052.40	15.01	10.79	1,000.00	1,010.17	14.70	1,014.28	10.57	2.95	2.12
Class U	1,000.00	1,052.40	15.11	10.89	1,000.00	1,010.07	14.80	1,014.18	10.67	2.97	2.14
Class W	1,000.00	1,052.40	14.96	10.79	1,000.00	1,010.22	14.65	1,014.28	10.57	2.94	2.12

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

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Consolidated Schedule of Investments (unaudited) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AGL CLO 12 Ltd., Series 2021-12A, Class B, (3-mo. LIBOR US + 1.60%), 6.85%, 07/20/34(a)(b)	USD	1,000	$982,892
AIG CLO LLC, Series 2020-1A, Class CR, (3-mo. LIBOR US + 2.00%), 7.26%, 04/15/34(a)(b)		2,000	1,939,382
Anchorage Capital CLO 11 Ltd., Series 2019-11A, Class A, (3-mo. LIBOR US + 2.30%), 7.57%, 07/22/32(a)(b)		1,000	979,225
Bain Capital Credit CLO Ltd.(a)(b)
Series 2019-2A, Class CR, (3-mo. LIBOR US + 2.10%), 7.36%, 10/17/32		1,000	954,266
Series 2021-4A, Class B, (3-mo. LIBOR US + 1.65%), 6.90%, 10/20/34		1,000	963,558
Series 2021-6A, Class B, (3-mo. LIBOR US + 1.65%), 6.91%, 10/21/34		1,500	1,429,815
Battalion CLO X Ltd., Series 2016-10A, Class BR2, (3-mo. LIBOR US + 2.05%), 7.32%, 01/25/35(a)(b)		1,000	951,958
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3-mo. LIBOR US + 3.20%), 8.45%, 04/20/32(a)(b)		1,000	925,341
CarVal CLO IV Ltd., Series 2021-1A, Class D, (3-mo. LIBOR US + 3.25%), 8.50%, 07/20/34(a)(b)		1,000	929,480
CIFC Funding I Ltd., Series 2015-1A, Class CRR, (3- mo. LIBOR US + 1.90%), 7.17%, 01/22/31(a)(b)		1,000	966,646
CIFC Funding Ltd., Series 2019-1A, Class CR, (3-mo. LIBOR US + 2.05%), 7.30%, 04/20/32(a)(b)		1,000	983,812
CIFC Funding V Ltd., Series 2019-5A, Class A2RS, (3-mo. LIBOR US + 1.75%), 7.01%, 01/15/35(a)(b)		800	796,501
Cook Park CLO Ltd., Series 2018-1A, Class C, (3-mo. LIBOR US + 1.75%), 7.01%, 04/17/30(a)(b)		250	237,328
Elmwood CLO I Ltd., Series 2019-1A, Class DR, (3-mo. LIBOR US + 4.40%), 9.65%, 10/20/33(a)(b)		1,000	998,928
Flatiron CLO 21 Ltd., Series 2021-1A, Class D, (3-mo. LIBOR US + 2.90%), 8.17%, 07/19/34(a)(b)		1,000	970,359
Golub Capital Partners 48 LP, Series 2020-48A, Class C, (3-mo. LIBOR US + 2.80%), 8.06%, 04/17/33(a)(b)		900	903,709
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (3-mo. LIBOR US + 3.00%), 8.26%, 01/27/31(a)(b)		500	456,098
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class C, (3- mo. LIBOR US + 2.15%), 7.40%, 04/20/34(a)(b)		750	709,417
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, (3-mo. LIBOR US + 1.13%), 6.38%, 10/14/35(a)(b)		1,500	1,471,500
NYACK Park CLO Ltd., Series 2021-1A, Class C, (3- mo. LIBOR US + 1.95%), 7.20%, 10/20/34(a)(b)		1,250	1,199,965
OHA Credit Funding 2 Ltd., Series 2019-2A, Class DR, (3-mo. LIBOR US + 3.30%), 8.56%, 04/21/34(a)(b)		1,000	953,700
OHA Loan Funding Ltd.(a)(b)
Series 2013-1A, Class DR2, (3-mo. LIBOR US + 3.05%), 8.32%, 07/23/31		750	715,635
Series 2015-1A, Class DR3, (3-mo. LIBOR US + 3.20%), 8.47%, 01/19/37		1,000	940,662
Palmer Square CLO Ltd.(a)(b)
Series 2022-1A, Class D, (3-mo. CME Term SOFR + 3.05%), 8.10%, 04/20/35		1,000	933,928
Series 2022-4A, Class C, (3-mo. LIBOR US + 1.95%), 7.21%, 10/15/34		1,000	973,000
Post CLO Ltd., Series 2022-1A, Class D, (3-mo. CME Term SOFR + 3.20%), 8.25%, 04/20/35(a)(b)		1,000	927,594

Security		Par (000)	Value

Asset-Backed Securities (continued)
Rad CLO 15 Ltd., Series 2021-15A, Class D, (3-mo. LIBOR US + 3.05%), 8.30%, 01/20/34(a)(b)	USD	1,000	$920,535
Regatta X Funding Ltd., Series 2017-3A, Class D, (3- mo. LIBOR US + 2.75%), 8.01%, 01/17/31(a)(b)		250	237,453
Signal Peak CLO 5 Ltd., Series 2018-5A, Class D, (3- mo. LIBOR US + 2.65%), 7.91%, 04/25/31(a)(b)		700	635,375
Signal Peak CLO 8 Ltd., Series 2018-8A, Class C, (3- mo. LIBOR US + 2.00%), 7.25%, 04/20/33(a)(b)		1,000	975,123
Sixth Street CLO XIX Ltd., Series 2021-19A, Class D, (3-mo. LIBOR US + 3.00%), 8.25%, 07/20/34(a)(b)		1,000	923,626
TCW CLO Ltd., Series 2021-1A, Class D2, (3-mo. LIBOR US + 3.88%), 9.13%, 03/18/34(a)(b)		1,000	909,658
TICP CLO XIII Ltd., Series 2019-13A, Class DR, (3-mo. LIBOR US + 3.15%), 8.41%, 04/15/34(a)(b)		1,000	951,852
Webster Park CLO Ltd., Series 2015-1A, Class CR, (3-mo. LIBOR US + 2.90%), 8.15%, 07/20/30(a)(b)		690	613,460
Whitebox CLO I Ltd., Series 2019-1A, Class ANBR, (3-mo. LIBOR US + 1.70%), 6.97%, 07/24/32(a)(b)		2,000	1,965,617
Whitebox CLO II Ltd., Series 2020-2A, Class CR, (3- mo. LIBOR US + 2.20%), 7.47%, 10/24/34(a)(b)		640	623,594

Total Asset-Backed Securities — 8.1% (Cost: $34,818,841)			33,950,992

		Shares

Common Stocks

Biotechnology — 0.1%
Intercept Pharmaceuticals, Inc.(c)		50,000	553,000

Construction & Engineering — 0.0%
McDermott International Ltd.(c)		2,158	388

Financial Services — 0.0%
NMG Parent LLC		78	9,620

Hotel & Resort REITs — 0.5%
Park Hotels & Resorts, Inc		157,000	2,012,740

Household Durables — 0.5%
Taylor Morrison Home Corp.(c)		43,000	2,097,110

Pharmaceuticals — 0.1%
Milestone Pharmaceuticals, Inc.(c)		188,713	537,832

Total Common Stocks — 1.2% (Cost: $5,116,438)			5,210,690

		Par (000)

Corporate Bonds

Aerospace & Defense — 0.3%
Bombardier, Inc.(b)
7.50%, 03/15/25	USD	2	2,003
7.13%, 06/15/26		172	170,841
7.88%, 04/15/27		79	78,797
6.00%, 02/15/28		182	172,009
7.50%, 02/01/29		48	47,441
Rolls-Royce PLC, 5.75%, 10/15/27(b)		166	162,307

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Spirit AeroSystems, Inc.(b)
7.50%, 04/15/25	USD	4	$3,952
9.38%, 11/30/29		100	107,057
TransDigm, Inc.
6.25%, 03/15/26(b)		262	260,720
6.38%, 06/15/26		13	12,831
7.50%, 03/15/27		16	16,023
6.75%, 08/15/28(b)		267	268,012
Triumph Group, Inc., 9.00%, 03/15/28(b)		131	133,756

			1,435,749

Automobile Components — 0.2%
Clarios Global LP, 6.75%, 05/15/25(b)		45	45,028
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.25%, 05/15/26		80	79,485
8.50%, 05/15/27		466	466,762
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		33	30,062
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		12	10,821
5.63%, 04/30/33		12	10,447
Titan International, Inc., 7.00%, 04/30/28		11	10,284

			652,889

Automobiles (b) — 0.0%
Ken Garff Automotive LLC, 4.88%, 09/15/28		24	21,108
LCM Investments Holdings II LLC, 4.88%, 05/01/29		39	33,374
Lithia Motors, Inc., 3.88%, 06/01/29		23	19,984
MajorDrive Holdings IV LLC, 6.38%, 06/01/29		44	34,937

			109,403

Banks — 1.5%
Axis Bank Ltd./Gandhinagar, (5-year CMT + 3.32%), 4.10%(a)(d)(e)		200	174,618
Bangkok Bank PCL, (5-year CMT + 1.90%), 3.73%, 09/25/34(a)(e)		200	170,366
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(e)		200	184,328
China CITIC Bank International Ltd., (5-year CMT + 2.10%), 4.80%(a)(d)(e)		250	241,263
Chong Hing Bank Ltd., (5-year CMT + 3.86%), 5.70%(a)(d)(e)		250	242,565
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%, 05/25/34		1,030	1,038,974
HDFC Bank Ltd., (5-year CMT + 2.93%), 3.70%(a)(d)(e)		200	173,420
Kasikornbank PCL, (5-year CMT + 1.70%), 3.34%, 10/02/31(a)(e)		200	176,600
Krung Thai Bank PCL, (5-year CMT + 3.53%), 4.40%(a)(d)(e)		200	183,522
Macquarie Bank Ltd., 6.80%, 01/18/33(b)		2,070	2,077,014
Nanyang Commercial Bank Ltd., (5-year CMT + 3.51%), 6.50%(a)(d)(e)		250	242,927
Truist Financial Corp., (1-day SOFR + 2.05%), 6.05%, 06/08/27		1,340	1,340,556

			6,246,153

Beverages (b) — 0.2%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(f)		200	162,029
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29		200	158,399

Security		Par (000)	Value

Beverages (continued)
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26	USD	384	$381,507
9.25%, 04/15/27		14	12,922
Trivium Packaging Finance BV, 5.50%, 08/15/26		200	192,031

			906,888

Broadline Retail (b) — 0.6%
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26		2,894	2,694,464
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26		27	25,131

			2,719,595

Building Materials (b) — 0.1%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28		30	28,350
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28		36	32,761
9.75%, 07/15/28		19	18,329
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28		176	165,976
Standard Industries, Inc.
4.38%, 07/15/30		34	29,447
3.38%, 01/15/31		11	8,855

			283,718

Building Products — 0.4%
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		18	15,030
GYP Holdings III Corp., 4.63%, 05/01/29(b)		55	48,400
Lowe’s Cos., Inc., 5.63%, 04/15/53		1,200	1,199,281
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)		26	24,565
SRS Distribution, Inc.(b)
4.63%, 07/01/28		119	106,240
6.13%, 07/01/29		55	47,500
6.00%, 12/01/29		135	116,512
White Cap Buyer LLC, 6.88%, 10/15/28(b)		186	168,562
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(f)		64	61,308

			1,787,398

Capital Markets — 0.2%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)		30	30,749
Blackstone Private Credit Fund, 3.25%, 03/15/27		15	12,962
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		47	41,196
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		120	96,890
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		73	66,438
5.25%, 05/15/27		57	49,157
4.38%, 02/01/29		12	9,428
Knight Castle Investments Ltd., 7.99%, 01/23/23(c)(g)		300	210,000
NFP Corp.(b)
4.88%, 08/15/28		158	141,123
6.88%, 08/15/28		234	203,117
7.50%, 10/01/30		27	26,142
Owl Rock Core Income Corp.
5.50%, 03/21/25		30	28,868
3.13%, 09/23/26		7	6,032
7.75%, 09/16/27(b)		50	49,747

			971,849

10	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals — 0.2%
Chemours Co.(b)
5.75%, 11/15/28	USD	25	$22,972
4.63%, 11/15/29		10	8,451
Element Solutions, Inc., 3.88%, 09/01/28(b)		102	88,982
HB Fuller Co., 4.25%, 10/15/28		36	32,042
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	155,000
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)		87	75,808
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(f)		82	54,120
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		26	21,715
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		82	65,160
WR Grace Holdings LLC(b)
4.88%, 06/15/27		106	98,308
5.63%, 08/15/29		178	145,836
7.38%, 03/01/31		35	34,299

			802,693

Commercial Services & Supplies (b) — 0.2%
ADT Security Corp., 4.88%, 07/15/32		38	32,490
APX Group, Inc.
6.75%, 02/15/27		33	32,339
5.75%, 07/15/29		37	32,113
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/25		52	51,229
9.75%, 08/01/27		22	22,721
5.50%, 05/01/28		114	104,311
Garda World Security Corp., 9.50%, 11/01/27		14	13,525
Hertz Corp.
4.63%, 12/01/26		22	19,855
5.00%, 12/01/29		24	19,839
LABL, Inc., 9.50%, 11/01/28		93	94,617
Metis Merger Sub LLC, 6.50%, 05/15/29		20	17,252
NESCO Holdings II, Inc., 5.50%, 04/15/29		57	51,015
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28		210	196,728
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29		200	155,500
Williams Scotsman International, Inc., 4.63%, 08/15/28		46	42,047

			885,581

Communications Equipment (b) — 0.1%
CommScope Technologies LLC, 6.00%, 06/15/25		102	95,071
CommScope, Inc.
6.00%, 03/01/26		91	84,810
7.13%, 07/01/28		40	28,400
4.75%, 09/01/29		41	32,324
Viasat, Inc., 5.63%, 09/15/25		46	44,574

			285,179

Construction & Engineering — 0.1%
Celestial Miles Ltd., (5-year CMT + 8.21%), 5.75%(a)(d)(e)		200	196,814

Construction Materials (b) — 0.0%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		53	49,290
Resideo Funding, Inc., 4.00%, 09/01/29		8	6,637

			55,927

Security		Par (000)	Value

Consumer Discretionary (b) — 0.3%
APi Group DE, Inc.
4.13%, 07/15/29	USD	24	$20,700
4.75%, 10/15/29		18	16,211
Carnival Corp.
10.50%, 02/01/26		65	68,329
7.63%, 03/01/26		35	34,279
5.75%, 03/01/27		85	78,250
9.88%, 08/01/27		68	70,831
4.00%, 08/01/28		41	36,347
6.00%, 05/01/29		80	71,427
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28		222	242,808
CoreLogic, Inc., 4.50%, 05/01/28		102	82,237
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26		25	22,500
Life Time, Inc.
5.75%, 01/15/26		11	10,720
8.00%, 04/15/26		54	53,319
Lindblad Expeditions LLC, 6.75%, 02/15/27		57	54,292
NCL Corp. Ltd.
5.88%, 03/15/26		58	54,263
8.38%, 02/01/28		10	10,449
7.75%, 02/15/29		8	7,598
NCL Finance Ltd., 6.13%, 03/15/28		29	26,101
Neptune Bidco U.S., Inc., 9.29%, 04/15/29		65	59,671
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25		19	20,159
4.25%, 07/01/26		10	9,179
5.50%, 08/31/26		50	47,406
5.38%, 07/15/27		20	18,701
11.63%, 08/15/27		15	16,312
5.50%, 04/01/28		15	13,988
8.25%, 01/15/29		23	24,150
9.25%, 01/15/29		44	46,878
7.25%, 01/15/30		56	56,719
Viking Cruises Ltd.
5.88%, 09/15/27		22	20,221
9.13%, 07/15/31		80	80,800
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29		29	26,535

			1,401,380

Consumer Finance — 0.9%
American Express Co., (5-year CMT + 2.85%), 3.55%(a)(d)		440	365,200
Capital One Financial Corp., (1-day SOFR + 2.64%), 6.31%, 06/08/29(a)		645	640,655
Global Payments, Inc.
2.90%, 05/15/30		265	224,608
5.95%, 08/15/52		1,395	1,334,804
Navient Corp.
5.50%, 03/15/29		37	31,545
9.38%, 07/25/30		31	30,834
OneMain Finance Corp.
6.88%, 03/15/25		101	100,003
6.63%, 01/15/28		35	33,014
5.38%, 11/15/29		16	13,602
4.00%, 09/15/30		15	11,550
Sabre Global, Inc.(b)
9.25%, 04/15/25		7	6,528
7.38%, 09/01/25		29	25,741

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)	USD	110	$103,155
Shriram Finance Ltd., 4.40%, 03/13/24		200	195,744
Verscend Escrow Corp., 9.75%, 08/15/26(b)		494	495,528

			3,612,511

Consumer Staples Distribution & Retail — 0.0%
United Natural Foods, Inc., 6.75%, 10/15/28(b)		15	12,433

Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		136	129,703
8.75%, 04/15/30		91	80,328
LABL, Inc., 5.88%, 11/01/28(b)		36	32,741
Trident TPI Holdings, Inc., 12.75%, 12/31/28		18	18,666

			261,438

Diversified Consumer Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26		200	189,789
9.75%, 07/15/27		261	230,712
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)		200	169,294
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		109	96,622
4.88%, 07/01/29		110	97,582
Garda World Security Corp.(b)
4.63%, 02/15/27		7	6,405
7.75%, 02/15/28		60	59,557
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28		16	16,223
Sotheby’s, 7.38%, 10/15/27(b)		442	397,531

			1,263,715

Diversified REITs — 0.3%
American Tower Corp.
3.10%, 06/15/50		743	484,837
2.95%, 01/15/51		859	541,682
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		28	23,580
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(b)		28	25,095
Iron Mountain, Inc., 5.63%, 07/15/32(b)		33	29,521
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29		92	69,548
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 07/15/28		13	13,133
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		17	14,237
Service Properties Trust, 7.50%, 09/15/25		10	9,820

			1,211,453

Diversified Telecommunication Services — 0.6%
Level 3 Financing, Inc.(b)
3.40%, 03/01/27		109	92,487
3.63%, 01/15/29		15	8,996
10.50%, 05/15/30		144	146,107
Lumen Technologies, Inc., 4.00%, 02/15/27(b)		96	71,540
Telecom Italia Capital SA, 6.38%, 11/15/33		11	9,331
Verizon Communications, Inc. 2.88%, 11/20/50		150	97,723

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued) 3.70%, 03/22/61	USD	247	$179,623
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		2,567	1,812,955
6.13%, 03/01/28		122	76,234

			2,494,996

Electric Utilities — 0.5%
Dominion Energy, Inc., Series C, (5-year CMT + 3.20%), 4.35%(a)(d)		355	298,243
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(d)		350	305,865
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25		200	192,706
JSW Hydro Energy Ltd., 4.13%, 05/18/31(e)		168	141,416
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)		250	218,965
Pacific Gas and Electric Co., 4.20%, 06/01/41		310	230,858
Southern California Edison Co., 5.88%, 12/01/53		600	611,919
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)		162	159,001

			2,158,973

Electrical Equipment — 0.0%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26(b)		76	74,784
GrafTech Finance, Inc., 4.63%, 12/15/28(b)		21	17,063
Pearl Holding II Ltd., (6.00% Cash or 8.00% PIK), 6.00%(d)(e)(f)		95	2,568

			94,415

Electronic Equipment, Instruments & Components (b) — 0.0%
Imola Merger Corp., 4.75%, 05/15/29		88	76,534
Vertiv Group Corp., 4.13%, 11/15/28		91	81,989

			158,523

Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		58	55,680
6.25%, 04/01/28		121	113,602
Enerflex Ltd., 9.00%, 10/15/27(b)		53	51,567
Noble Finance II LLC, 8.00%, 04/15/30		61	62,018
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26		84	82,286
6.88%, 09/01/27		102	97,399
Valaris Ltd., 8.38%, 04/30/30		109	109,366
Weatherford International Ltd.(b)
6.50%, 09/15/28		39	39,168
8.63%, 04/30/30		47	47,716

			658,802

Environmental, Maintenance & Security Service — 0.1%
Covanta Holding Corp.
4.88%, 12/01/29(b)		22	19,030
5.00%, 09/01/30		15	12,722
Tervita Corp., 11.00%, 12/01/25(b)		18	19,095
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		210	194,670

			245,517

12	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Financial Services — 1.1%
Ally Financial, Inc., Series B, (5-year CMT + 3.87%), 4.70%(a)(d)	USD	550	$387,750
Enact Holdings, Inc., 6.50%, 08/15/25(b)		73	71,710
Global Aircraft Leasing Co. Ltd.(b)(f)
(6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		35	31,845
Series 2021, (6.50% Cash or 7.25% PIK), 7.25%, 09/15/24		51	46,478
Home Point Capital, Inc., 5.00%, 02/01/26(b)		114	102,211
JPMorgan Chase & Co., (1-day SOFR + 2.58%), 5.72%, 09/14/33(a)		2,235	2,267,392
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
5.25%, 10/01/25		7	6,610
4.75%, 06/15/29		13	10,580
MGIC Investment Corp., 5.25%, 08/15/28		32	30,184
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		28	26,048
5.13%, 12/15/30		24	19,469
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(b)		37	32,745
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		17	15,174
5.50%, 07/15/30		13	11,862
UBS Group AG, (1-year CMT + 1.55%), 4.49%, 05/12/26(a)(b)		885	855,590
WeWork Cos LLC, 11.00%, 08/15/27		2,018	814,382

			4,730,030

Food Products (b) — 0.1%
Aramark Services, Inc.
6.38%, 05/01/25		40	39,963
5.00%, 02/01/28		80	75,403
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25		249	247,758
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29		22	17,627

			380,751

Gas Utilities — 0.0%
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28		35	35,175
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		17	14,231

			49,406

Health Care Equipment & Supplies (b) — 0.0%
Embecta Corp., 6.75%, 02/15/30		12	10,754
Garden Spinco Corp., 8.63%, 07/20/30		44	47,289

			58,043

Health Care Providers & Services — 0.3%
Acadia Healthcare Co., Inc.(b)
5.50%, 07/01/28		23	21,996
5.00%, 04/15/29		7	6,455
AdaptHealth LLC(b)
6.13%, 08/01/28		14	12,127
5.13%, 03/01/30		5	4,050
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		77	66,392
Cano Health LLC, 6.25%, 10/01/28(b)		31	19,375
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		85	74,905
6.00%, 01/15/29		45	37,856

Security		Par (000)	Value

Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc.(b) (continued) 5.25%, 05/15/30	USD	165	$129,975
Legacy LifePoint Health LLC(b)
6.75%, 04/15/25		57	52,943
4.38%, 02/15/27		32	24,760
Medline Borrower LP, 5.25%, 10/01/29(b)		351	304,562
ModivCare, Inc., 5.88%, 11/15/25(b)		23	21,301
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25		185	184,341
10.00%, 04/15/27		75	76,688
Tenet Healthcare Corp.
4.88%, 01/01/26		31	30,194
6.25%, 02/01/27		112	110,854
4.63%, 06/15/28		17	15,878
6.13%, 10/01/28		24	23,105
6.75%, 05/15/31		14	14,034

			1,231,791

Health Care Technology — 0.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		233	196,102

Hotels, Restaurants & Leisure — 1.6%
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		81	80,625
8.13%, 07/01/27		220	225,163
4.63%, 10/15/29		112	97,800
CCM Merger, Inc., 6.38%, 05/01/26(b)		13	12,610
Champion Path Holdings Ltd., 4.50%, 01/27/26(e)		200	175,266
Codere Finance 2 Luxembourg SA, (8.00% Cash and 3.00% PIK), 11.00%, 09/30/26(e)(f)	EUR	154	134,403
Constellation Merger Sub, Inc., 8.50%, 09/15/25(b)	USD	3,469	2,844,580
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		19	16,672
6.75%, 01/15/30		21	17,872
Fortune Star BVI Ltd.(e)
5.95%, 10/19/25		200	158,978
5.00%, 05/18/26		200	146,142
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28		50	50,731
Melco Resorts Finance Ltd.
4.88%, 06/06/25(e)		200	188,790
4.88%, 06/06/25(b)		200	188,790
5.63%, 07/17/27(e)		200	179,720
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		200	192,749
MGM China Holdings Ltd.(e)
5.38%, 05/15/24		200	197,310
5.88%, 05/15/26		200	190,432
Midco GB SASU, (8.50% Cash or 7.75% PIK), 7.75%, 11/01/27(e)(f)	EUR	150	152,200
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	USD	43	37,971
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		21	15,906
5.88%, 09/01/31		21	15,493
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(b)		31	29,217
Sands China Ltd.
5.63%, 08/08/25		200	194,298
5.90%, 08/08/28		200	190,125
Scientific Games International, Inc.(b) 7.00%, 05/15/28		16	15,915

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc.(b) (continued) 7.25%, 11/15/29	USD	33	$33,041
Studio City Finance Ltd., 6.00%, 07/15/25(e)		200	184,320
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		14	12,785
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		36	34,101
Wynn Macau Ltd.
4.88%, 10/01/24(e)		300	291,312
5.63%, 08/26/28(b)		200	172,500
5.63%, 08/26/28(e)		200	172,500
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		74	66,318
7.13%, 02/15/31		40	39,758

			6,756,393

Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
6.63%, 01/15/28		10	9,558
4.63%, 08/01/29		43	36,646
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(b)		37	29,627
Installed Building Products, Inc., 5.75%, 02/01/28(b)		18	16,953
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		36	35,280
Mattamy Group Corp., 5.25%, 12/15/27(b)		20	18,638
NCR Corp.(b)
5.00%, 10/01/28		21	18,741
5.13%, 04/15/29		38	33,640
Newell Brands, Inc., 6.00%, 04/01/46		650	514,240
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)		81	48,602
Tri Pointe Homes, Inc., 5.70%, 06/15/28		11	10,626

			772,551

Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30		2	1,675
4.13%, 04/30/31(b)		35	28,856

			30,531

Independent Power and Renewable Electricity Producers — 0.4%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(e) .		200	168,502
Calpine Corp.(b)
5.13%, 03/15/28		72	64,253
4.63%, 02/01/29		22	18,561
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26(b)		675	531,562
Greenko Dutch BV, 3.85%, 03/29/26(e)		188	168,503
Greenko Power II Ltd., 4.30%, 12/13/28(e)		185	161,096
NRG Energy, Inc., 7.00%, 03/15/33(b)		45	45,373
ReNew Power Pvt Ltd., 5.88%, 03/05/27(e)		200	186,602
SMC Global Power Holdings Corp., (5-year CMT + 9.20%), 7.00%(a)(d)(e)		200	170,496
Talen Energy Supply LLC, 8.63%, 06/01/30		22	22,770
TransAlta Corp., 7.75%, 11/15/29		23	23,678

			1,561,396

Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b).		25	21,645
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		141	126,533
6.75%, 10/15/27		491	461,540
AmWINS Group, Inc., 4.88%, 06/30/29(b)		54	48,761

Security		Par (000)	Value

Insurance (continued)
FWD Group Ltd., 5.75%, 07/09/24(e)	USD	200	$195,662
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		92	90,182
HUB International Ltd.(b)
7.00%, 05/01/26		143	142,622
7.25%, 06/15/30		3	3,098
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		92	93,859
10.50%, 12/15/30		26	26,080
Ryan Specialty Group LLC, 4.38%, 02/01/30(b)		24	21,245

			1,231,227

Interactive Media & Services — 0.6%
Arches Buyer, Inc., 4.25%, 06/01/28(b)		23	20,015
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(b)		37	32,678
Vnet Group, Inc., 0.00%, 02/01/26(h)(i)		3,000	2,310,000

			2,362,693

Internet Software & Services (b) — 0.1%
Match Group Holdings II LLC, 5.63%, 02/15/29		75	70,321
Uber Technologies, Inc.
8.00%, 11/01/26		95	96,815
7.50%, 09/15/27		54	55,234
4.50%, 08/15/29		105	96,642

			319,012

IT Services — 1.1%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		31	25,211
CA Magnum Holdings, 5.38%, 10/31/26(e)		200	178,632
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		237	208,970
McAfee Corp., 7.38%, 02/15/30(b)		4,194	3,645,020
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		9	8,443
Science Applications International Corp., 4.88%, 04/01/28(b)		47	43,712
Twilio, Inc., 3.63%, 03/15/29		33	28,075
West Technology Group LLC, 8.50%, 04/10/27(b)		318	267,120
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		50	43,004

			4,448,187

Machinery — 0.2%
Chart Industries, Inc.(b)
7.50%, 01/01/30		156	159,160
9.50%, 01/01/31		24	25,464
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28		36	35,730
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(f)		23	20,930
Madison IAQ LLC, 5.88%, 06/30/29(b)		110	89,090
OT Merger Corp., 7.88%, 10/15/29(b)		21	13,125
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)		182	165,165
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)		295	272,543

			781,207

Media — 1.2%
Altice Financing SA, 5.75%, 08/15/29(b)		200	154,932
AMC Networks, Inc., 4.25%, 02/15/29		26	13,977
Cable One, Inc.
0.00%, 03/15/26(h)(i)		13	10,628
4.00%, 11/15/30(b)		12	9,375
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
4.50%, 08/15/30		27	22,483
4.25%, 02/01/31		117	94,649
7.38%, 03/01/31		304	296,227

14	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.(b) (continued)
4.25%, 01/15/34	USD	164	$123,946
Cengage Learning, Inc., 9.50%, 06/15/24(b)		70	70,179
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51		105	66,347
4.40%, 12/01/61		600	405,030
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27		265	240,592
7.75%, 04/15/28		126	98,910
7.50%, 06/01/29		74	54,758
CMG Media Corp., 8.88%, 12/15/27(b)		46	32,239
Comcast Corp.
3.75%, 04/01/40		110	92,679
2.94%, 11/01/56		54	35,166
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		385	373,957
CSC Holdings LLC
5.25%, 06/01/24		9	8,370
11.25%, 05/15/28(b)		200	193,946
4.50%, 11/15/31(b)		200	139,443
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)		37	33,509
DISH DBS Corp.
5.25%, 12/01/26(b)		69	55,350
5.75%, 12/01/28(b)		51	37,933
5.13%, 06/01/29		82	38,076
DISH Network Corp., 11.75%, 11/15/27(b)		85	82,952
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		51	46,806
5.00%, 05/01/28		49	42,278
8.75%, 05/15/30		194	189,611
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(d)(e)		200	185,420
Iliad Holding SASU, 7.00%, 10/15/28(b)		289	266,355
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(f)		2,079	734,355
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		77	55,763
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24		6	5,907
6.50%, 05/15/27		79	79,421
4.75%, 10/15/27		115	107,237
3.75%, 01/15/28		18	16,065
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(d)(e)		200	193,732
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		54	49,016
4.25%, 01/15/29		49	41,178
4.63%, 03/15/30		22	18,328
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26		42	33,485
6.50%, 09/15/28		98	57,189
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)		111	72,705
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)		23	21,339
Stagwell Global LLC, 5.63%, 08/15/29(b)		48	41,075
TEGNA, Inc., 4.75%, 03/15/26(b)		7	6,684

Security		Par (000)	Value

Media (continued)
Univision Communications, Inc.(b)
6.63%, 06/01/27	USD	34	$32,863
7.38%, 06/30/30		13	12,378

			5,094,843

Metals & Mining — 0.5%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24(e)		200	198,744
Arconic Corp., 6.13%, 02/15/28(b)		132	133,637
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		244	241,027
Carpenter Technology Corp.
6.38%, 07/15/28		5	4,900
7.63%, 03/15/30		38	38,429
Constellium SE, 5.88%, 02/15/26(b)		250	244,933
ERO Copper Corp., 6.50%, 02/15/30(b)		32	27,528
JSW Steel Ltd., 3.95%, 04/05/27(e)		200	177,094
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		24	20,989
4.50%, 06/01/31		89	70,949
New Gold, Inc., 7.50%, 07/15/27(b)		100	93,378
Novelis Corp.(b)
3.25%, 11/15/26		81	73,319
4.75%, 01/30/30		99	87,982
3.88%, 08/15/31		107	88,019
Periama Holdings LLC, 5.95%, 04/19/26(e)		250	239,863
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		22	19,710
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(e)		412	375,072

			2,135,573

Multi-Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		43	43,672
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26(e)		200	184,244

			227,916

Oil, Gas & Consumable Fuels — 3.6%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		101	99,233
Antero Resources Corp., 7.63%, 02/01/29(b)		19	19,278
Apache Corp., 5.35%, 07/01/49		11	8,553
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		84	104,430
8.25%, 12/31/28		100	98,340
5.88%, 06/30/29		82	73,156
Baytex Energy Corp., 8.50%, 04/30/30		31	30,274
Buckeye Partners LP
4.13%, 03/01/25(b)		5	4,750
5.85%, 11/15/43		28	20,720
5.60%, 10/15/44		18	12,960
Callon Petroleum Co.
8.25%, 07/15/25		7	6,948
6.38%, 07/01/26		42	40,882
8.00%, 08/01/28(b)		71	70,213
7.50%, 06/15/30(b)		164	154,795
Chesapeake Energy Corp.(b)
5.88%, 02/01/29		5	4,749
6.75%, 04/15/29		65	64,495
CITGO Petroleum Corp.(b)
7.00%, 06/15/25		32	31,400

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CITGO Petroleum Corp.(b) (continued)
6.38%, 06/15/26	USD	51	$49,088
Civitas Resources, Inc.(b)
5.00%, 10/15/26		7	6,600
8.38%, 07/01/28		102	103,153
8.75%, 07/01/31		85	86,173
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		49	41,561
CNX Resources Corp., 7.38%, 01/15/31(b)		25	24,323
Comstock Resources, Inc., 6.75%, 03/01/29(b)		99	90,580
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		342	305,034
Crescent Energy Finance LLC(b)
7.25%, 05/01/26		142	133,268
9.25%, 02/15/28		67	65,006
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
5.63%, 05/01/27		11	10,428
6.00%, 02/01/29		35	32,681
8.00%, 04/01/29		23	23,285
CrownRock LP/CrownRock Finance, Inc.(b)
5.63%, 10/15/25		104	102,461
5.00%, 05/01/29		7	6,554
Diamondback Energy, Inc., 6.25%, 03/15/33		885	915,504
DT Midstream, Inc., 4.38%, 06/15/31(b)		46	39,618
Dycom Industries, Inc., 4.50%, 04/15/29(b)		22	19,980
Earthstone Energy Holdings LLC
8.00%, 04/15/27(b)		73	70,504
9.88%, 07/15/31		40	39,538
Energy Transfer LP
5.40%, 10/01/47		150	132,206
Series G, (5-year CMT + 5.31%), 7.13%(a)(d)		159	134,820
Series H, (5-year CMT + 5.69%), 6.50%(a)(d)		74	67,216
EnLink Midstream Partners LP
5.60%, 04/01/44		24	20,093
5.45%, 06/01/47		8	6,576
EQM Midstream Partners LP(b)
6.50%, 07/01/27		40	39,451
7.50%, 06/01/30		15	15,179
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(b)		11	10,803
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		17	16,742
8.00%, 01/15/27		13	12,676
8.88%, 04/15/30		41	40,057
Gulfport Energy Corp., 8.00%, 05/17/26(b)		7	7,033
Harvest Midstream I LP, 7.50%, 09/01/28(b)		12	11,897
Hess Corp., 5.80%, 04/01/47		248	240,939
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		44	41,417
5.75%, 02/01/29		24	21,732
ITT Holdings LLC, 6.50%, 08/01/29(b)		59	49,706
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		8	7,737
Matador Resources Co., 6.88%, 04/15/28		45	44,541
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(e)		200	196,562
MPLX LP, 4.95%, 03/14/52		400	339,718
Nabors Industries Ltd.(b)
7.25%, 01/15/26		64	59,745
7.50%, 01/15/28		36	31,502

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Nabors Industries, Inc.
5.75%, 02/01/25	USD	67	$64,837
7.38%, 05/15/27(b)		158	150,342
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		3,400	3,189,319
6.50%, 09/30/26		1,243	1,112,108
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		46	45,304
Northern Oil and Gas, Inc.
8.13%, 03/01/28(b)		199	195,020
8.75%, 06/15/31		65	63,863
NuStar Logistics LP, 6.00%, 06/01/26		68	66,239
Permian Resources Operating LLC(b)
7.75%, 02/15/26		50	50,213
6.88%, 04/01/27		38	37,430
5.88%, 07/01/29		85	80,071
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		36	33,208
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(b)		3,000	3,006,150
SM Energy Co.
5.63%, 06/01/25		31	30,293
6.75%, 09/15/26		30	29,241
6.63%, 01/15/27		2	1,943
6.50%, 07/15/28		43	41,280
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/26(b)(j)		1,596	1,550,115
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
7.50%, 10/01/25		2	1,996
6.00%, 03/01/27		6	5,630
6.00%, 12/31/30		4	3,524
6.00%, 09/01/31		20	17,209
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		137	141,110
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		45	45,956
Transocean, Inc.(b)
7.50%, 01/15/26		35	33,250
11.50%, 01/30/27		31	32,124
8.75%, 02/15/30		160	162,400
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		176	178,752
8.38%, 06/01/31		270	272,205
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		29	26,729
Western Midstream Operating LP, 5.50%, 02/01/50		75	61,430

			15,288,154

Passenger Airlines — 0.1%
Allegiant Travel Co., 7.25%, 08/15/27(b)		29	28,893
American Airlines, Inc.(b)
11.75%, 07/15/25		174	190,796
7.25%, 02/15/28		15	14,911
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		47	46,378
5.75%, 04/20/29		49	47,534
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)		35	33,178
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(b)		43	42,740
United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.88%, 07/15/27		10	9,807

16	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Passenger Airlines (continued)
United Airlines, Inc., 4.63%, 04/15/29(b)	USD	128	$116,629
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)
7.88%, 05/01/27		21	18,867
6.38%, 02/01/30		24	19,326

			569,059

Pharmaceuticals — 0.2%
Option Care Health, Inc., 4.38%, 10/31/29(b)		42	36,966
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(b)		200	165,005
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/53		650	675,793
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26		22	19,594

			897,358

Real Estate Management & Development — 1.1%
Agile Group Holdings Ltd., (5-year CMT + 11.29%), 7.88%(a)(d)(e)		200	24,492
China SCE Group Holdings Ltd., 5.95%, 09/29/24(e)		200	31,014
Country Garden Holdings Co. Ltd.(e)
5.40%, 05/27/25		200	72,410
7.25%, 04/08/26		300	103,965
4.80%, 08/06/30		200	57,000
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)		62	56,110
Fantasia Holdings Group Co. Ltd.(c)(g)
11.75%, 04/17/22(e)		710	42,600
12.25%, 12/31/79		200	12,000
Modern Land China Co. Ltd., (9.00% Cash or 9.00% PIK), 9.00%, 12/30/26(c) (e) (f) (g)		239	11,982
New Metro Global Ltd., 4.80%, 12/15/24(e)		200	132,916
NWD Finance BVI Ltd., (5-year CMT + 7.89%), 5.25%(a)(d)(e)		200	171,446
NWD MTN Ltd., 4.13%, 07/18/29(e)		200	163,508
Pakuwon Jati Tbk PT, 4.88%, 04/29/28(e)		200	178,994
PCPD Capital Ltd., 5.13%, 06/18/26(e)		200	156,508
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)
5.75%, 01/15/29		61	45,641
5.25%, 04/15/30		24	17,056
RKPF Overseas Ltd., Series 2019-A, 6.00%, 09/04/25(e)		225	127,964
Shui On Development Holding Ltd., 5.50%, 03/03/25(e) .		200	163,732
Starwood Property Trust, Inc., 4.38%, 01/15/27(b)		12	10,335
Theta Capital Pte. Ltd., 8.13%, 01/22/25(e)		200	166,246
VICI Properties LP, 5.13%, 05/15/32		990	926,288
VLL International, Inc., 5.75%, 11/28/24(e)		200	192,978
WeWork Cos LLC, 15.00%, 08/15/27		1,608	1,414,840
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24(e)		200	194,000

			4,474,025

Semiconductors & Semiconductor Equipment (b) — 0.3%
Broadcom, Inc., 3.75%, 02/15/51		1,765	1,297,953
Synaptics, Inc., 4.00%, 06/15/29		59	49,464

			1,347,417

Software — 2.2%
Alteryx, Inc., 8.75%, 03/15/28(b)		48	47,150
Boxer Parent Co., Inc.(b)
7.13%, 10/02/25		91	91,081
9.13%, 03/01/26		134	133,330

Security		Par (000)	Value

Software (continued)
Capstone Borrower, Inc., 8.00%, 06/15/30	USD	44	$43,450
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		137	135,464
Cloud Software Group, Inc.
6.50%, 03/31/29(b)		3,257	2,899,970
9.00%, 09/30/29		1,486	1,297,924
Consensus Cloud Solutions, Inc.(b)
6.00%, 10/15/26		13	11,797
6.50%, 10/15/28		15	12,825
Elastic NV, 4.13%, 07/15/29(b)		66	56,937
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		4	3,453
MicroStrategy, Inc., 6.13%, 06/15/28(b)		3,489	3,128,220
Oracle Corp., 3.95%, 03/25/51		630	476,357
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		1,381	1,120,565

			9,458,523

Specialized REITs — 0.0%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		100	99,206

Specialty Retail — 0.5%
Arko Corp., 5.13%, 11/15/29(b)		32	26,005
Calceus Acquisition, Inc., 9.75%, 02/12/25(k)		1,934	1,910,307
Staples, Inc., 7.50%, 04/15/26(b)		28	23,126

			1,959,438

Technology Hardware, Storage & Peripherals (b) — 0.0%
Coherent Corp., 5.00%, 12/15/29		56	50,546
Seagate HDD Cayman
8.25%, 12/15/29		47	49,090
8.50%, 07/15/31		61	63,970

			163,606

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc.(b)
4.25%, 03/15/29		13	11,052
4.13%, 08/15/31		22	17,765
European TopSoho SARL, Series SMCP, 4.00%, 09/21/21(c) (e) (g) (h)	EUR	300	283,533
Hanesbrands, Inc.(b)
4.88%, 05/15/26	USD	20	18,671
9.00%, 02/15/31		60	60,472
Kontoor Brands, Inc., 4.13%, 11/15/29(b)		18	15,031

			406,524

Tobacco — 0.0%
BAT Capital Corp., 4.54%, 08/15/47		100	73,587

Transportation Infrastructure (e) — 0.1%
Delhi International Airport Ltd., 6.13%, 10/31/26		200	193,996
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27		200	176,988

			370,984

Wireless Telecommunication Services (b) — 0.9%
Altice France SA/France, 5.13%, 07/15/29		200	141,974

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Digicel International Finance Ltd./Digicel International Holdings Ltd., 8.75%, 05/25/24	USD	3,901	$3,572,717
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31		200	166,300

			3,880,991

Total Corporate Bonds — 24.3% (Cost: $109,581,545)			102,270,516

Fixed Rate Loan Interests

Specialty Retail — 0.1%
Razor Group GmbH, Fixed Term Loan, 3.50%, 09/30/23(k)		424	427,200

Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 2023 Super Priority First Out Term Loan, 15.50%, 11/01/23(k)		77	76,318

Total Fixed Rate Loan Interests — 0.1% (Cost: $472,859)			503,518

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.8%
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.78%, 05/25/28		2,816	2,438,042
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.78%, 05/25/28		509	440,994
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.50%, 10/31/26		15	15,258
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. LIBOR US at 0.50% Floor + 3.50%), 8.56%, 08/03/29		34	33,081
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/06/26		37	36,969
2020 Term Loan B1, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/06/26		54	53,117
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR + 5.60%), 10.70%, 04/09/26		24	20,347
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 12.98%, 02/01/29		95	92,191
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 02/01/28		162	158,851
TransDigm, Inc., 2023 Term Loan I, (3-mo. CME Term SOFR + 3.25%), 8.49%, 08/24/28		134	133,385

			3,422,235

Automobile Components — 0.0%
Adient U.S. LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.47%, 04/10/28		38	37,973
Clarios Global LP, 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.85%, 05/06/30		125	124,570

			162,543

Security		Par (000)	Value

Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.60%, 12/14/27	USD	94	$93,507

Beverages — 0.1%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.34%, 01/24/30		139	109,601
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 01/24/29		224	207,753

			317,354

Broadline Retail — 1.5%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.61%, 11/24/28		76	75,238
LSF9 Atlantis Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.49%, 03/31/29		1,642	1,619,042
Midas Intermediate Holdco II LLC, 2022 PIK Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.85%, 1.50% PIK), 5.96%, 06/30/27(f)		130	112,858
PUG LLC
2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.45%, 02/12/27(k)		30	27,412
EUR Term Loan B, (1-mo. EURIBOR + 3.50%), 6.92%, 02/12/27	EUR	4,250	4,084,011
USD Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 02/12/27	USD	192	170,082
Sally Holdings LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.60%, 02/28/30(k)		29	28,891
Woof Holdings, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 12/21/27(k)		19	18,516

			6,136,050

Building Products — 0.1%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.41%, 05/13/29		33	32,482
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.50%, 04/12/28		9	8,962
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 11/23/27		83	78,290
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.70%, 04/28/29		45	44,523
IPS Corp., 2021 2nd Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.20%, 10/01/29(k)		115	89,700
Jeld-Wen, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.47%, 07/28/28		61	60,067
Wilsonart LLC, 2021 Term Loan E, (6-mo. LIBOR US at 1.00% Floor + 3.50%), 8.71%, 12/31/26		95	93,918

			407,942

18	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets — 2.3%
Advisor Group, Inc., 2021 Term Loan, (1-mo. LIBOR US + 4.50%), 9.69%, 07/31/26	USD	63	$63,443
Ascensus Holdings, Inc.
2021 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 6.50%), 11.69%, 08/02/29		51	45,262
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 08/02/28		160	157,559
Astra Acquisition Corp.
2021 1st Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 5.25%), 10.44%, 10/25/28		5,018	3,481,521
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 8.88%), 14.09%, 10/25/29		4,702	2,527,480
Bluefin Holding LLC, Term Loan, (3-mo. LIBOR US at 1.00% Floor + 5.75%), 11.23%, 09/04/26(k)		294	285,906
Castlelake Aviation Ltd., Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 8.30%, 10/22/26		75	74,257
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.00%, 10/22/27		32	31,654
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 06/30/28		78	77,197
2023 Term Loan B6, 06/30/28(l)		43	42,688
Foreside Financial(k)
Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.35%), 10.49%, 09/30/27		7	6,624
Incremental Term Loan, (3-mo. LIBOR US at 1.00% Floor + 5.50%), 10.91%, 09/30/27		1,657	1,612,550
Revolver, (3-mo. CME Term SOFR + 5.50%), 10.82%, 09/30/27		26	25,727
GC Champion Acquisition LLC(k)
1st Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.78%, 08/21/28		49	47,686
1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.78%, 08/21/28		175	170,813
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. LIBOR US + 4.75%), 10.09%, 04/03/28		16	15,350
LHS Borrower LLC, 2022 Term Loan B, 02/16/29(l)		264	219,008
OpCo Borrower, LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 11.84%, 08/19/27(k) .		169	168,519
Pico Quantitative Trade Holding LLC, Term Loan, (3- mo. CME Term SOFR at 1.50% Floor + 7.25%), 12.65%, 02/07/25(k)		492	442,851
Press Ganey Holdings, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 07/24/26		112	108,155

			9,604,250

Chemicals — 0.7%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.00%), 12.20%, 09/30/29		91	77,805
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. LIBOR US at 0.75% Floor + 7.75%), 12.94%, 11/24/28		45	39,600
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.99%, 08/27/26		93	90,896

Security		Par (000)	Value

Chemicals (continued)
CPC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.25%, 12/29/27	USD	14	$10,495
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.62%, 10/04/29		40	37,949
Element Solutions, Inc., 2019 Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.10%, 01/31/26		47	46,853
HB Fuller Co., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.60%, 02/15/30		16	16,003
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.70%, 02/18/30		30	29,802
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR + 3.93%), 9.27%, 07/03/28		35	29,627
LSF11 A5 Holdco LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 10/15/28		91	90,163
Messer Industries GmbH, 2018 USD Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.00%, 03/02/26		54	54,261
Momentive Performance Materials USA LLC, 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.60%, 03/29/28		79	76,701
Nouryon USA LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.32%, 04/03/28		30	29,672
Olympus Water U.S. Holding Corp., 2023 Incremental Term Loan, 11/09/28(l)		30	28,944
OQ Chemicals Corp., 2017 USD Term Loan B2, (1-mo. CME Term SOFR + 3.60%), 8.74%, 10/14/24		97	94,926
PQ Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.65%, 06/09/28		63	62,583
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 4.00%), 9.19%, 03/16/27		49	47,885
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.54%, 08/02/28		96	95,054
Starfruit Finco BV, 2018 USD Term Loan B, (3-mo. CME Term SOFR + 2.75%), 7.90%, 10/01/25		4	4,497
Supplyone, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.02%, 02/01/24(k)		1,960	1,932,672
W.R. Grace Holdings LLC, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.75%), 9.31%, 09/22/28		45	44,987

			2,941,375

Commercial Services & Supplies — 4.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.95%, 05/12/28		227	220,035
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.15%, 02/15/29(k)		32	30,802
Aramark Services, Inc., 2023 Term Loan B6, 06/22/30(k)(l)		32	31,960
Comet Bidco Ltd., 2018 USD Term Loan B, (6-mo. LIBOR US at 1.00% Floor + 5.00%), 10.44%, 09/30/24		2,940	2,775,281
Fusion Holding Corp.(k)
Revolver, 09/15/27(l)		19	18,657
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.55%, 09/15/29		230	227,772

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
GFL Environmental, Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.15%, 05/28/27	USD	34	$33,985
INH Buyer, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.34%, 06/28/28(k) .		2,738	2,263,926
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.20%, 10/29/28		80	79,323
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.25%), 9.52%, 12/15/28		52	42,773
Prime Security Services Borrower LLC, 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 2.75%), 7.94%, 09/23/26		76	75,700
Security Services Acquisition Sub Corp., Term Loan, (1-mo. LIBOR US at 1.00% Floor + 6.00%), 11.20%, 02/15/24(k)		2,273	2,241,861
Syndigo LLC, 2020 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.00%), 13.55%, 12/15/28(k)		2,000	1,680,000
Tempo Acquisition LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.10%, 08/31/28		234	234,173
Terraboost Media, Term Loan, (3-mo. LIBOR US at 1.00% Floor + 6.00%), 11.54%, 08/21/26(k)		2,563	2,350,297
Thrasio LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.50%, 12/18/26		2,977	2,233,090
Thunder Purchaser, Inc.(k)
2021 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.14%, 06/30/28		83	79,507
2021 Term Loan, (3-mo. LIBOR US at 1.00% Floor + 5.75%), 11.14%, 06/30/28		263	252,056
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.14%, 06/30/28		572	549,107
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.88%, 06/30/27		172	165,293
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.14%, 06/30/28		2,167	2,078,921
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.20%, 11/02/27		100	91,356
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 5.00%), 10.22%, 07/30/28		49	47,164

			17,803,039

Communications Equipment — 0.0%
Ciena Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.59%, 01/18/30		12	11,970
ViaSat, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.60%, 03/02/29		45	43,700

			55,670

Construction & Engineering — 0.6%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (1-mo. LIBOR US at 1.00% Floor + 4.25%), 9.41%, 06/21/24		63	62,506
Corestates, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.50%, 03/31/28(k)		332	321,245
Geo Parent Corp., Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.17%, 12/19/25(k)		965	930,970

Security		Par (000)	Value

Construction & Engineering (continued)
Pueblo Mechanical and Controls LLC(k) 2022 Delayed Draw Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 6.00%), 11.15%, 08/23/28	USD	394	$387,143
2022 Revolver, (Prime + 5.00%), 13.25%, 08/23/27		47	46,208
2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.16%, 08/23/28		719	707,420
USIC Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.50%), 8.69%, 05/12/28		65	61,255

			2,516,747

Construction Materials — 0.5%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1-mo. CME Term SOFR + 2.00%), 7.20%, 01/15/27		30	30,026
Kellermeyer Bergensons Services LLC(k)
2019 Term Loan, (3-mo. LIBOR US at 1.00% Floor + 6.00%), 11.27%, 11/07/26		414	382,184
2020 Delayed Draw Term Loan, (3-mo. LIBOR US at 1.00% Floor + 6.00%), 11.27%, 11/07/26		91	84,084
2021 Delayed Draw Term Loan, (3-mo. LIBOR US at 1.00% Floor + 5.75%), 11.27%, 11/07/26		126	116,463
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.10%, 03/08/29		34	28,373
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 04/29/29		57	55,847
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.69%, 09/22/28		62	61,687
Thermostat Purchaser III, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.66%, 08/31/29(k)		1,388	1,293,435

			2,052,099

Consumer Finance — 0.5%
WorldRemit Ltd., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 9.25%), 14.68%, 01/27/25(k)		2,000	1,986,000

Consumer Staples Distribution & Retail — 0.2%
JP Intermediate B LLC, Term Loan, (3-mo. LIBOR US at 1.00% Floor + 5.50%), 10.77%, 11/20/25(k)		1,613	725,830
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.22%, 09/13/26		26	25,937
2021 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 11/22/28		100	99,558

			851,325

Containers & Packaging — 0.1%
Charter Next Generation, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 12/01/27		111	109,626
Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.16%, 08/14/26 .		51	50,795
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1-mo. CME Term SOFR + 3.25%), 8.47%, 02/05/26 .		9	9,315
Trident TPI Holdings, Inc., 2021 Incremental Term Loan, (3-mo. LIBOR US at 0.50% Floor + 4.00%), 9.54%, 09/15/28		47	46,347

			216,083

20	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Distributors — 0.0%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.75%), 9.02%, 10/28/27	USD	69	$63,968

Diversified Consumer Services — 2.4%
2U, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.32%, 12/28/26		351	336,246
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 10.95%, 12/10/29		129	109,112
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 12/11/28		42	39,743
BW Holding, Inc., 2021 First Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 12.91%, 12/14/28(k)		3,079	2,694,073
Chronicle Bidco, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 80.35%, 05/18/29(k)		2,934	2,892,837
Employ, Inc., Term Loan, (3-mo. CME Term SOFR + 8.00%), 13.07%, 07/15/29(k)		250	244,128
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.24%, 06/12/30		59	58,336
Laseraway Intermediate Holdings II LLC, Term Loan, (3-mo. LIBOR US at 0.75% Floor + 5.75%), 11.01%, 10/14/27		1,486	1,454,867
MSM Acquisitions, Inc.(k)
2021 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.26%, 12/09/26		162	155,019
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.26%, 12/09/26		349	333,993
Revolver, (6-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.27%, 12/09/26		117	111,532
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.26%, 12/09/26		1,058	1,012,899
Sotheby’s, 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.50%), 9.76%, 01/15/27		158	154,017
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.00%), 9.24%, 07/30/25 .		33	32,368
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 5.00%), 10.22%, 09/01/25		115	93,711
Wand NewCo 3, Inc., 2020 Term Loan, (1-mo. LIBOR US + 2.75%), 7.41%, 02/05/26		144	142,277
WCG Intermediate Corp., 2019 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 9.22%, 01/08/27		62	60,936

			9,926,094

Diversified REITs — 0.0%
RHP Hotel Properties, LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.85%, 05/18/30		55	54,782

Diversified Telecommunication Services — 0.6%
Altice Financing SA
2017 USD Term Loan B, (3-mo. LIBOR US + 2.75%), 8.01%, 07/15/25(k)		7	6,560
USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.01%, 01/31/26		81	79,391
Connect Finco SARL, 2021 Term Loan B, (1-mo. LIBOR US + 3.50%), 8.70%, 12/11/26		188	187,339

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Consolidated Communications, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.72%, 10/02/27	USD	19	$16,972
Iridium Satellite LLC, 2021 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.70%, 11/04/26		58	57,624
Level 3 Financing, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.97%, 03/01/27		90	83,644
Lumen Technologies, Inc., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.47%, 03/15/27		99	76,299
Orbcomm, Inc., Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 4.25%), 9.58%, 09/01/28		65	52,306
Radiate Holdco LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 09/25/26		149	123,907
Telesat Canada, Term Loan B5, (3-mo. LIBOR US + 2.75%), 8.03%, 12/07/26		13	7,790
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. LIBOR US + 3.25%), 8.44%, 01/31/29		78	77,582
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.22%, 03/09/27		2,096	1,640,630

			2,410,044

Electric Utilities — 0.0%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1-mo. LIBOR US + 2.00%), 7.19%, 01/15/25		13	12,943

Electrical Equipment (k) — 0.4%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.25%, 06/23/28		64	61,869
Emerald Electronics Manufacturing Services, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.66%, 12/29/27		1,435	1,363,656
Emerald Technologies (U.S.) Acquisition., Inc., Revolver, (3-mo. CME Term SOFR + 6.00%), 11.20%, 12/29/26		322	295,552

			1,721,077

Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 07/02/29		58	57,932
ESO Solutions, Inc., Revolver, (6-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.33%, 05/03/27(k)		182	174,738

			232,670

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV
2020 Make Whole Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.22%, 06/28/24		1	614
2020 Take Back Term Loan, (1-mo. LIBOR US + 1.00%, 3.00% PIK), 6.19%, 06/30/25(f)		5	2,951
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.54%, 10/05/28		132	131,617

			135,182

Entertainment — 0.8%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. LIBOR US + 3.00%), 8.22%, 04/22/26		99	77,373
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.49%, 03/08/30		50	49,408

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	21

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Entertainment (continued)
City Football Group Ltd., Term Loan, (3-mo. LIBOR US at 0.50% Floor + 3.00%), 8.27%, 07/21/28	USD	96	$93,623
Creative Artists Agency LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.60%, 11/27/28		76	75,564
Delta 2 Lux SARL, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.10%, 01/15/30		60	59,970
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3- mo. LIBOR US at 1.00% Floor + 3.00%), 8.73%, 03/08/24		2,385	2,208,766
Gympass, Term Loan, (1-mo. CME Term SOFR + 4.00%, 4.00% PIK), 4.63%, 06/24/27(f)(k)		260	257,061
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.93%, 10/17/26		94	93,296
NEP/NCP Holdco, Inc., 2018 2nd Lien Term Loan, (1- mo. CME Term SOFR + 7.00%), 12.22%, 10/19/26		141	101,363
Playtika Holding Corp., 2021 Term Loan, (1-mo. LIBOR US + 2.75%), 7.94%, 03/13/28		52	51,719
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. LIBOR US + 2.50%), 7.77%, 01/23/25		33	32,833
Streamland Media Midco LLC, 2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 12.06%, 07/28/25(k)		75	72,413
UFC Holdings LLC, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 2.75%), 8.05%, 04/29/26		44	43,751
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. LIBOR US + 2.75%), 7.95%, 05/18/25		160	159,842
WMG Acquisition Corp., 2021 Term Loan G, (1-mo. CME Term SOFR + 2.13%), 7.33%, 01/20/28		138	138,003

			3,514,985

Financial Services — 12.2%
2-10 HBW, Term Loan, (1-mo. LIBOR US at 0.75% Floor + 6.00%), 11.20%, 03/26/26(k)		2,115	2,075,841
ABG Intermediate Holdings 2 LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.20%, 12/20/29		13	12,025
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 12/21/28		32	31,736
AHF Parent Holding, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.75%, 02/01/28		1,875	1,793,756
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.49%, 08/15/28		85	75,413
ARAS Corp.(k)
Revolver, (3-mo. LIBOR US at 1.00% Floor + 6.50%), 11.71%, 04/13/27		101	97,573
Term Loan, (3-mo. LIBOR US at 1.00% Floor + 7.00%), 12.24%, 04/13/27		2,231	2,157,294
Arrow Purchaser, Inc.(k)
Revolver, (3-mo. LIBOR US at 1.00% Floor + 6.75%), 12.18%, 04/15/26		102	101,315
Term Loan, (3-mo. LIBOR US at 1.00% Floor + 6.75%), 12.23%, 04/15/26		912	903,156
Belron Finance U.S. LLC
2019 USD Term Loan B3, (3-mo. LIBOR US + 2.25%), 7.56%, 10/30/26		40	40,462
2021 USD Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.43%), 7.80%, 04/13/28		110	109,318

Security		Par (000)	Value

Financial Services (continued)
Belron Luxembourg SARL, 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.83%, 04/18/29	USD	22	$21,986
Bynder Holding BV, Term Loan Tranche A, (6-mo. CME Term SOFR + 7.25%), 12.05%, 01/26/29(k)		15	14,580
CBI-Gator Acquisition LLC, Term Loan, (3-mo. LIBOR US + 5.75%), 149.88%, 10/25/27(k)		2,769	2,555,594
CivicPlus LLC(k)
2022 Holdco Notes, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.23%, 06/09/34		660	649,494
Delayed Draw Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.00%), 9.48%, 08/24/27		366	360,064
Revolver, (1-mo. LIBOR US at 0.75% Floor + 6.00%), 11.15%, 08/24/27		25	24,242
Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.25%, 2.50% PIK), 4.86%, 08/24/27(f)		780	768,137
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.99%, 04/09/27		261	253,013
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 6.75%), 12.29%, 04/07/28		130	120,412
Freedom Financial Network Funding LLC(k)
1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.00%), 14.54%, 09/21/27		375	360,000
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.00%), 14.20%, 09/21/27		125	120,000
FSK Pallet Holding Corp., Term Loan, (3-mo. CME Term SOFR at 1.25% Floor + 6.00%), 11.04%, 12/23/26(k) .		99	96,494
GC Waves Holdings, Inc.(k)
2020 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.70%, 08/13/26		876	854,530
2021 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.70%, 08/13/26		2,179	2,124,305
Term Loan, (1-mo. LIBOR US at 0.75% Floor + 5.50%), 10.70%, 08/13/26		881	858,946
Greystone Affordable Housing Initiatives LLC(k)
2022 Term Loan, (1-mo. CME Term SOFR + 6.50%), 11.72%, 03/08/27		1,636	1,615,706
Delayed Draw Term Loan, (3-mo. LIBOR US + 6.00%), 11.14%, 07/01/26		2,800	2,769,200
HowlCo LLC, Term Loan, (3-mo. LIBOR US at 1.00% Floor + 6.00%), 11.82%, 10/23/26(k)		1,092	1,064,973
International Textile Group, Inc., 2022 Delayed Draw Term Loan, (3-mo. LIBOR US at 1.00% Floor + 8.50%), 14.04%, 02/14/27(k)		2,600	2,600,000
IT Parent LLC(k)
2021 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.44%, 10/01/26		312	288,956
Revolver, (1-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.46%, 10/01/26		299	276,734
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.45%, 10/01/26		2,448	2,266,448
Job & Talent USA, Inc.(k)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.75%), 13.96%, 01/27/25		500	496,000
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.75%), 13.96%, 01/27/25		1,500	1,488,000

22	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Financial Services (continued)
Job & Talent USA, Inc.(k) (continued)
Term loan 3, (3-mo. CME Term SOFR at 1.00% Floor + 8.75%), 13.96%, 02/17/25	USD	2,000	$1,984,000
Kid Distro Holdings LLC, Term Loan, (3-mo. LIBOR US at 1.00% Floor + 5.75%), 11.29%, 10/01/27(k)		1,291	1,261,791
LBM Acquisition LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.94%, 12/17/27		7	7,119
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.45%, 03/24/25		78	78,180
LJ Avalon Holdings LLC(k)
Delayed Draw Term Loan, 02/01/30(l)		23	22,694
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.51%, 02/01/30		57	55,838
Lucky US Buyerco LLC, Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.39%, 04/01/29(k)		87	84,334
Money Transfer Acquisition Inc., 2022 Term Loan, (1- mo. CME Term SOFR + 8.25%), 13.45%, 11/15/27(k) .		456	450,398
Oak Purchaser, Inc.(k)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.39%, 04/28/28		579	561,762
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.36%, 04/28/28		2,159	2,096,127
Oasis Financial LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.50%), 13.71%, 07/05/26(k)		2,000	1,956,000
Porcelain Acquisition Corp., Term Loan, (3-mo. LIBOR US at 1.00% Floor + 6.00%), 11.34%, 04/30/27(k)		1,232	1,200,587
PTSH Intermediate Holdings LLC(k)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.75%), 11.15%, 12/17/27		98	96,771
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.75%), 11.14%, 12/17/27		2,495	2,466,105
Serrano Parent, LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 11.59%, 05/13/30(k) .		90	88,380
Showtime Acquisition LLC (World Choice), Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.67%, 08/07/28(k)		89	86,139
Sotera Health Holdings LLC, 2021 Term Loan, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 8.02%, 12/11/26		110	108,025
Superman Holdings LLC(k)
2021 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.99%, 08/31/27		1,119	1,095,379
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.99%, 08/31/27		563	550,878
Supplyone, Inc., Incremental Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.77%, 02/01/24(k)		1,244	1,224,506
Travelport Finance SARL, 2023 Consented Term Loan, (3-mo. CME Term SOFR + 8.50%), 13.74%, 05/29/26(k)		60	36,883
UPC Financing Partnership, 2021 USD Term Loan AX, (1-mo. LIBOR US + 2.93%), 8.12%, 01/31/29		63	61,836
Wealth Enhancement Group LLC, 2021 August Delayed Draw Term Loan, (3-mo. LIBOR US + 6.00%), 11.43%, 10/04/27(k)		1,194	1,168,370

Security		Par (000)	Value

Financial Services (continued)
WEX, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.47%, 03/31/28	USD	22	$22,444
Wharf Street Rating Acquisition LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.36%, 12/10/27(k)		3,911	3,758,296
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.85%, 10/19/27		64	63,305
Zilliant, Inc., Term Loan, (1-mo. LIBOR US + 2.00%, 4.50% PIK), 3.58%, 12/21/27(f)(k)		1,587	1,505,902

			51,537,752

Food Products — 0.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 8.97%, 10/01/25		41	37,929
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.97%, 10/01/25		111	102,929
B&G Foods, Inc., 2019 Term Loan B4, (1-mo. LIBOR US + 2.50%), 7.65%, 10/10/26		5	4,808
Chobani LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.72%, 10/25/27		164	162,340
Froneri International Ltd., 2020 USD Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.45%, 01/29/27		126	125,308
H-Food Holdings LLC
2018 Term Loan B, (6-mo. LIBOR US + 3.69%), 9.27%, 05/23/25		206	180,807
2020 Incremental Term Loan B3, (1-mo. LIBOR US at 1.00% Floor + 5.00%), 10.58%, 05/23/25		11	9,381
Nomad Foods U.S. LLC, 2022 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.56%, 11/12/29		32	31,960
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3- mo. LIBOR US at 0.75% Floor + 3.50%), 8.77%, 06/08/28		129	127,425
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor), 5.24%, 03/31/28		98	94,214
UTZ Quality Foods LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.22%, 01/20/28		126	125,841

			1,002,942

Ground Transportation — 0.1%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 4.75%), 9.93%, 04/06/28		53	51,278
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.97%, 08/06/27		66	64,928
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (1- mo. CME Term SOFR + 5.50%), 10.79%, 08/04/25		27	24,171
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.01%, 03/03/30		83	82,519

			222,896

Health Care Equipment & Supplies — 1.9%
Appriss Health LLC, Term Loan, (1-mo. LIBOR US at 1.00% Floor + 6.75%), 11.90%, 05/06/27(k)		1,410	1,355,098
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 11/03/28		158	153,963
Femur Buyer, Inc., 1st Lien Term Loan, (3-mo. LIBOR US + 4.50%), 10.00%, 03/05/26		36	32,655

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	23

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Insulet Corp., Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.47%, 05/04/28	USD	31	$31,145
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.47%, 10/23/28		239	236,044
Team Services Group, Second Lien Term Loan, (3-mo. LIBOR US at 1.00% Floor + 9.00%), 14.27%, 12/18/28		2,264	2,106,108
Touchstone Acquisition, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.20%, 12/29/28(k)		4,444	4,301,305

			8,216,318

Health Care Providers & Services — 1.6%
Alcami Corp., 2022 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.20%, 12/21/28(k) .		71	70,168
Aveanna Healthcare LLC
2021 2nd Lien Term Loan, (3-mo. LIBOR US at 0.50% Floor + 7.00%), 12.48%, 12/10/29		1,189	728,569
2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.75%), 9.23%, 07/17/28		1,920	1,634,921
BW NHHC Holdco, Inc.
2022 1st Lien Second Out Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 9.00%), 14.24%, 01/15/26		1,993	1,513,652
2022 2nd Lien Third Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 12.00%), 17.24%, 11/15/26		1,483	593,214
2022 Super Priority Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 12.74%, 01/15/26		426	426,043
CBI-Gator Acquisition LLC, Revolver, (3-mo. LIBOR US at 1.00% Floor + 5.75%), 11.13%, 10/25/27(k)		232	213,841
CHG Healthcare Services, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.44%, 09/29/28		56	55,915
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.46%, 11/08/27		79	78,457
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.22%, 11/01/28		158	156,885
Envision Healthcare Corp., 2022 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.25%), 9.49%, 03/31/27		41	8,413
EyeCare Partners LLC, 2021 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.50% Floor + 6.75%), 12.25%, 11/15/29		76	50,378
MED ParentCo LP, 1st Lien Term Loan, (1-mo. LIBOR US + 4.25%), 9.47%, 08/31/26		54	50,103
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.36%, 11/01/29		80	70,700
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.94%, 10/27/28		64	63,506
PetVet Care Centers LLC, 2021 Term Loan B3, (1-mo. LIBOR US at 0.75% Floor + 3.50%), 8.69%, 02/14/25		2	1,905

Security		Par (000)		Value

Health Care Providers & Services (continued)
Quorum Health Corp., 2020 Term Loan, (3-mo. LIBOR US at 1.00% Floor + 8.25%), 13.24%, 04/29/25	USD	1,254		$848,353
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.61%, 11/01/28		—	(m)	43
Surgery Center Holdings, Inc., 2021 Term Loan, (1-mo. LIBOR US at 0.75% Floor + 3.75%), 8.90%, 08/31/26		27		26,991
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.44%, 05/16/29		37		37,563

				6,629,620

Health Care Technology — 0.4%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 02/15/29		143		137,145
Polaris Newco LLC, USD Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 4.00%), 9.54%, 06/02/28		220		202,393
Verscend Holding Corp.
2021 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 7.00%), 12.22%, 04/02/29(k)		1,309		1,309,098
2021 Term Loan B, (1-mo. LIBOR US + 4.00%), 9.22%, 08/27/25		63		62,869

				1,711,505

Hotels, Restaurants & Leisure — 1.6%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. LIBOR US + 3.75%), 8.94%, 02/02/26		89		85,876
Alterra Mountain Co., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.95%, 05/31/30(k)		8		7,980
Bally’s Corp., 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.40%, 10/02/28		64		62,490
Caesars Entertainment, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 02/06/30		33		32,888
Carnival Corp., USD Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.22%, 06/30/25		128		128,287
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.20%, 03/17/28		75		74,061
ClubCorp Holdings, Inc., 2017 Term Loan B, (3-mo. LIBOR US + 2.75%), 8.29%, 09/18/24		1,889		1,807,786
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.10%, 01/27/29		206		203,403
Flutter Financing BV, 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.75%, 07/22/28		37		36,598
Four Seasons Hotels Ltd., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 11/30/29		110		110,065
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 6.94%, 06/22/26		46		46,209
IRB Holding Corp., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.20%, 12/15/27		109		108,194
Oravel Stays Singapore Pte. Ltd., Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.79%, 06/23/26		4,275		3,607,079

24	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.44%, 03/09/28	USD	54	$37,363
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.95%, 05/03/29		93	93,122
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.34%, 01/05/29		22	21,810
Scientific Games International, Inc., 2022 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.25%, 04/14/29		102	101,699
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.00%), 8.25%, 08/25/28		30	29,727
Station Casinos LLC, 2020 Term Loan B, (1-mo. LIBOR US at 0.25% Floor + 2.25%), 7.45%, 02/08/27		63	62,550
Whatabrands LLC, 2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.47%, 08/03/28		112	111,033
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.45%, 05/24/30		16	15,728

			6,783,948

Household Durables — 1.3%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.75%, 05/17/28		86	72,171
Colony Display LLC, Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.50%), 11.74%, 06/30/26(k) .		1,315	1,182,227
HomeRenew Buyer, Inc.(k)
Delayed Draw Term Loan, (3-mo. LIBOR US at 1.00% Floor + 6.50%), 11.70%, 11/19/27		1,304	1,247,490
Revolver, (1-mo. LIBOR US at 1.00% Floor + 6.50%), 11.69%, 11/23/27		451	432,031
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.50%), 11.70%, 11/23/27		2,127	2,035,384
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.67%, 02/26/29		135	127,509
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.22%, 10/06/28		77	62,121
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 10/30/27		170	149,333

			5,308,266

Household Products — 0.0%
Diamond BC BV, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.06%, 09/29/28		96	96,083

Industrial Conglomerates — 0.7%
Patriot Home Care, Term Loan, (1-mo. LIBOR US + 6.00%), 11.19%, 05/05/28(k)		2,934	2,881,544
Stitch Aquisition Corp., Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 6.75%), 12.29%, 07/28/28		118	87,246

			2,968,790

Insurance — 3.0%
Alera Group Holdings, Inc.(k)
2021 1st Lien Delayed Draw Term Loan, (1-mo. CME Term SOFR + 6.00%), 11.20%, 10/02/28		525	511,464

Security		Par (000)			Value

Insurance (continued)
Alera Group Holdings, Inc.(k) (continued)
2021 Delayed Draw Term Loan, (1-mo. CME Term SOFR + 6.00%), 11.20%, 10/02/28	USD		863		$841,790
2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.20%, 10/02/28			3,038		2,962,076
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.65%, 11/06/27			111		110,175
2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.65%, 11/05/27			229		227,930
AmWINS Group, Inc.
2021 Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 2.25%), 7.44%, 02/19/28			113		111,706
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.83%, 02/19/28	.		24		23,796
AssuredPartners, Inc.
2020 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.72%, 02/12/27			90		89,262
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.72%, 02/12/27			40		39,478
Higginbotham Insurance Agency, Inc., 2021 1st Amendment Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.45%, 11/25/26(k)			2,452		2,441,982
HUB International Ltd.
2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.07%, 11/10/29			33		32,785
2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.34%, 06/20/30			170		169,892
Integrity Marketing Acquisition LLC(k)
2021 4th Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.05%), 11.41%, 08/27/25		—		(m)	1
2021 6th Amendment Delayed Draw Term Loan, (3-mo. LIBOR US at 0.75% Floor + 6.05%), 11.41%, 08/27/25			985		972,533
Peter C. Foy & Associates Insurance Services LLC(k)
2021 First Lien Delayed Draw Term loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.22%, 11/01/28			587		567,921
2021 First Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.22%, 11/01/28			2,114		2,044,516
2022 1st Amendment Delayed Draw Term loan B, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.22%, 11/01/28			1,144		1,106,286
Ryan Specialty Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.20%, 09/01/27			134		133,941
USI, Inc.
2019 Incremental Term Loan B, (3-mo. LIBOR US + 3.25%), 8.79%, 12/02/26			5		4,819
2022 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.99%, 11/22/29			137		136,307

					12,528,660

Interactive Media & Services — 0.7%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.39%, 02/16/28			36		35,743
Camelot Finance SA, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.22%, 10/30/26			101		101,109

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	25

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services (continued)
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.22%, 10/30/26	USD	88	$87,226
GoodRx, Inc., 1st Lien Term Loan, (1-mo. LIBOR US + 2.75%), 7.94%, 10/10/25		32	32,106
Grab Holdings, Inc., Term Loan B, (1-mo. LIBOR US at 1.00% Floor + 4.50%), 9.70%, 01/29/26		46	45,581
Research Now Group, Inc.
2017 1st Lien Term Loan, (4-mo. LIBOR US at 1.00% Floor + 5.50%), 10.80%, 12/20/24		3,530	2,489,576
2017 2nd Lien Term Loan, (3-mo. LIBOR US at 1.00% Floor + 9.50%), 14.80%, 12/20/25		500	250,000

			3,041,341

IT Services — 9.9%
Acquia, Inc.(k)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.38%, 10/31/25		28	28,041
Term Loan, (3-mo. LIBOR US at 1.00% Floor + 7.00%), 12.34%, 10/31/25		481	480,902
Aerospike, Term Loan, (1-mo. CME Term SOFR + 7.50%), 12.72%, 12/29/25(k)		1,713	1,690,609
Aerospike Inc., 2023 Second Amendment Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.72%, 12/29/25(k)		88	86,656
Alphasense, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.19%, 03/11/27(k) .		500	499,664
Asurion LLC
2020 Term Loan B8, (3-mo. LIBOR US + 3.25%), 8.79%, 12/23/26		39	37,137
2021 2nd Lien Term Loan B3, (1-mo. LIBOR US + 5.25%), 10.51%, 01/31/28		144	122,131
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.25%), 9.45%, 08/19/28		43	40,432
Bullhorn, Inc.(k)
2020 Revolver, (3-mo. LOC + 5.75%), 5.75%, 09/30/26		134	130,295
2020 Term Loan, (1-mo. LIBOR US at 1.00% Floor + 5.75%), 10.95%, 09/30/26		2,399	2,351,159
Delivery Hero Finco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.75%), 10.85%, 08/12/27		4,764	4,712,317
Edifecs, Inc.(k)
2021 1st Amendment Term Loan, (1-mo. LIBOR US at 0.75% Floor + 5.60%), 10.85%, 09/21/26		375	366,667
2021 2nd Amendment Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.85%, 09/21/26		1,546	1,510,322
Tranche B Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.35%, 09/21/26		1,030	1,040,410
Ensono LP, 2021 2nd Lien Term Loan, (3-mo. LIBOR US + 8.00%), 13.22%, 05/25/29(k)		3,000	2,721,000
Epicor Software Corp.
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.75%), 12.95%, 07/31/28		31	31,291
2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.47%, 07/30/27		48	47,203
ESO Solutions, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.25%, 05/03/27(k) .		3,696	3,544,770

Security		Par (000)	Value

IT Services (continued)
Gainwell Acquisition Corp.
2nd Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.04%, 10/02/28(k)	USD	994	$979,889
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.34%, 10/01/27		126	123,866
Go Daddy Operating Co. LLC, 2022 Term Loan B5, (1-mo. CME Term SOFR + 3.00%), 8.10%, 11/09/29 .		70	69,744
Grey Orange Interrnational, Inc.(k)
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 7.25%), 12.58%, 05/01/25		250	250,000
Term Loan, (3-mo. LIBOR US + 7.25%), 12.58%, 05/01/25		250	250,000
Hyphen Solutions LLC(k)
2021 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.70%, 10/27/26		1,485	1,418,068
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.70%, 10/27/26		1,470	1,404,011
Integratecom, Inc.(k)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.19%, 12/15/27		100	96,438
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.19%, 12/15/27		1,574	1,517,706
Madison Logic Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.24%, 12/30/28(k)		88	86,057
OpenMarket, Inc., Term Loan, (3-mo. LIBOR US at 0.75% Floor + 6.25%), 11.79%, 09/17/26(k)		4,421	4,356,581
Pico Quantitative Trade Holding LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.25%), 12.65%, 02/07/25(k)		492	491,769
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.85%, 02/17/28		160	158,715
Sellerx Opco GmbH, Delayed Draw Term Loan, (3-mo. LIBOR US at 1.00% Floor + 8.00%) , 13.54%, 10/22/25(k)		2,506	2,505,702
Skopima Merger Sub, Inc., 2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 7.50%), 12.69%, 05/14/29(k)		3,000	2,931,000
Smarsh, Inc.(k)
2022 Delayed Draw Term loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.84%, 02/16/29		190	184,190
2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.84%, 02/16/29		1,524	1,473,524
Spartan Bidco Pty. Ltd., Term Loan, (3-mo. CME Term SOFR + 0.75%, 6.25% PIK), 2.98%, 01/24/28(f)(k)		1,917	1,888,081
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.28%, 06/28/29		23	22,196
VT Topco, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.75%), 11.97%, 07/31/26		623	591,276
West Technology Group LLC, 2023 Term Loan B3, (3- mo. CME Term SOFR at 1.00% Floor + 4.00%), 9.30%, 04/10/27		1,494	1,345,720

			41,585,539

26	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Leisure Products — 0.0%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.19%, 12/01/28(k)	USD	64	$60,901
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.26%, 05/25/27		48	48,267
Topgolf Callaway Brands Corp., Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.70%, 03/15/30		53	52,779

			161,947

Life Sciences Tools & Services — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.45%, 11/08/27		72	71,582
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. LIBOR US at 0.50% Floor + 2.00%), 7.19%, 02/22/28		55	53,836
Curia Global, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.90%, 08/30/26		9	7,896
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.72%, 02/04/27		64	61,182
Fortrea Holdings, Inc., Term Loan B, 06/12/30(l)		18	17,991
ICON Luxembourg SARL, LUX Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.75%, 07/03/28		104	103,631
IQVIA, Inc., 2018 USD Term Loan B3, (1-mo. LIBOR US + 1.75%), 7.29%, 06/11/25		47	46,753
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.03%, 10/19/27		77	77,553
Parexel International Corp., 2021 1st Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.25%), 8.35%, 11/15/28		113	111,885
PRA Health Sciences, Inc., US Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.75%, 07/03/28		26	26,019

			578,328

Machinery — 1.2%
Albion Financing 3 SARL, USD Term Loan, (3-mo. LIBOR US at 0.50% Floor + 5.25%), 10.52%, 08/17/26(k)		94	92,751
Filtration Group Corp.
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.72%, 10/21/28		60	60,000
2023 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.33%, 10/21/28		97	96,748
Gardner Denver, Inc., 2020 USD Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 6.95%, 03/01/27		44	44,186
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.70%, 03/31/27		45	44,987
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.75%), 6.95%, 03/01/27		93	93,233
Madison IAQ LLC, Term Loan, (6-mo. LIBOR US at 0.50% Floor + 3.25%), 8.30%, 06/21/28		193	188,587

Security		Par (000)		Value

Machinery (continued)
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.74%, 11/22/29	USD	107		$106,199
Sonny’s Enterprises LLC, 2023 Restatement Date Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.96%, 08/05/28(k)		3,855		3,782,001
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.70%, 04/05/29		86		84,511
Titan Acquisition Ltd., 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.73%, 03/28/25		144		140,365
Vertical U.S. Newco, Inc., Term Loan B, (6-mo. LIBOR US at 0.50% Floor + 3.50%), 8.60%, 07/30/27		136		134,854
Vertiv Group Corp., 2021 Term Loan B, (1-mo. LIBOR US + 2.75%), 7.94%, 03/02/27		121		120,012

				4,988,434

Media — 1.9%
AP Core Holdings II LLC, High-Yield Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.72%, 09/01/27(k)		1,500		1,447,500
AVSC Holding Corp.
2020 Term Loan B1, (1-mo. LIBOR US at 1.00% Floor + 3.50%, 0.25% PIK), 8.68%, 03/03/25(f)		65		63,087
2020 Term Loan B3, (3-mo. LIBOR US + 15.00%), 7.50%, 10/15/26		33		36,775
Cable One, Inc., 2021 Term Loan B4, (1-mo. LIBOR US + 2.00%), 7.19%, 05/03/28		62		60,463
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (3-mo. CME Term SOFR + 1.75%), 6.80%, 04/30/25		—	(m)	447
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3-mo. LIBOR US + 3.50%), 8.81%, 08/21/26		161		153,783
CSC Holdings LLC
2017 Term Loan B1, (1-mo. LIBOR US + 2.25%), 7.44%, 07/17/25		50		47,963
2019 Term Loan B5, (1-mo. LIBOR US + 2.50%), 7.69%, 04/15/27		85		73,850
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.22%, 08/02/27		133		130,138
E.W. Scripps Co., 2020 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.97%, 01/07/28		17		16,815
ECL Entertainment LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.50%), 12.72%, 05/01/28		66		65,824
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.44%, 02/01/29		3,718		3,699,209
Learfield Communications LLC, 2016 1st Lien Term Loan, (3-mo. LIBOR US at 1.00% Floor + 3.25%), 8.77%, 12/01/23		65		50,389
Sinclair Television Group, Inc., 2021 Term Loan B3, (1-mo. LIBOR US + 3.00%), 8.20%, 04/01/28		10		8,447
Suited Connector LLC(k)
Revolver, (3-mo. LIBOR US at 1.00% Floor + 8.00%), 13.58%, 12/01/27		367		267,017

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	27

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Suited Connector LLC(k) (continued)
Term Loan, (3-mo. LIBOR US at 1.00% Floor + 8.00%, 2.00% PIK), 6.66%, 12/01/27(f)	USD	2,224	$1,619,198
Voyage Digital Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.36%, 05/11/29(k)		47	46,507
Ziggo Financing Partnership, USD Term Loan I, (1-mo. LIBOR US + 2.50%), 7.69%, 04/30/28		54	53,029

			7,840,441

Oil, Gas & Consumable Fuels — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 8.75%, 12/21/28		173	168,924
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.68%, 09/19/29		11	10,815
Medallion Midland Acquisition LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.25%, 10/18/28		94	93,505

			273,244

Passenger Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.00%, 04/20/28		92	93,394
Air Canada, 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.50%), 8.84%, 08/11/28		93	93,245
American Airlines, Inc.
2017 1st Lien Term Loan, (6-mo. LIBOR US + 3.50%), 7.00%, 01/29/27		68	65,956
2023 Term Loan B, (6-mo. CME Term SOFR + 2.75%), 8.15%, 02/15/28		120	117,683
Kestrel Bidco, Inc., Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.25%, 12/11/26		70	67,655
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 5.25%), 10.76%, 06/21/27		125	129,904
United Airlines, Inc., 2021 Term Loan B, (3-mo. LIBOR US at 0.75% Floor + 3.75%), 9.29%, 04/21/28		88	88,236

			656,073

Personal Care Products — 0.4%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.09%, 10/01/26		315	313,108
Supergoop LLC(k)
Revolver, (Prime + 4.75%), 13.00%, 12/22/27		24	23,676
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.75%), 10.95%, 12/29/28		1,182	1,160,226

			1,497,010

Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1- mo. CME Term SOFR + 3.50%), 8.72%, 05/04/25		65	63,006
Amynta Agency Borrower, Inc., 2023 Term Loan B, (1- mo. CME Term SOFR + 5.00%), 10.20%, 02/28/28		41	39,796
Bausch Health Cos., Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.43%, 02/01/27		60	45,470

Security		Par (000)	Value

Pharmaceuticals (continued)
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.01%, 08/01/27	USD	63	$61,484
Jazz Financing Lux SARL, USD Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.69%, 05/05/28		113	112,574
Organon & Co., USD Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.00%), 8.25%, 06/02/28		73	72,771
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.34%, 11/18/27(k)		64	60,832
Traack Technologies, Inc., Term Loan, (6-mo. CME Term SOFR + 7.50%), 13.15%, 09/15/25(k)		500	484,695

			940,628

Professional Services — 1.1%
Accordion Partners LLC(k)
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.50%), 11.74%, 08/29/29		16	15,430
Delayed Draw Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.49%, 08/29/29		19	19,074
Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.49%, 08/29/29		176	173,848
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.72%, 02/04/28		63	62,592
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. LIBOR US at 0.50% Floor + 6.50%), 11.75%, 06/04/29		190	152,475
Term Loan, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.75%, 06/02/28		186	167,788
DTI Holdco, Inc., 2022 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 12.80%, 04/26/30(k)		4,000	3,440,000
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR + 3.25%), 8.33%, 01/18/29		65	64,931
Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.43%, 02/06/26		241	241,196
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 07/06/29		20	19,323
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 07/06/29		43	41,867
Galaxy U.S. Opco, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.85%, 04/29/29(k)		81	76,038
Trans Union LLC, 2021 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.47%, 12/01/28		163	162,460
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.52%, 02/28/27		47	46,049

			4,683,071

28	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development — 0.7%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.97%, 08/21/25	USD	45	$44,312
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.45%, 01/31/30(k)		96	93,038
SitusAMC Holdings Corp., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.84%, 12/22/27(k)		2,962	2,903,250

			3,040,600

Semiconductors & Semiconductor Equipment — 0.0%
MKS Instruments, Inc., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.94%, 08/17/29		75	74,512

Software — 8.0%
Anaconda, Inc., Term Loan, (3-mo. CME Term SOFR + 7.50%), 12.73%, 07/27/27(k)		100	98,100
Applied Systems, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 11.99%, 09/17/27		27	26,554
2022 Extended 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.74%, 09/18/26		31	31,469
Backoffice Associates Holdings LLC(k)
First Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.75%), 12.64%, 04/30/26		57	57,206
Revolver, (Prime + 6.75%), 15.00%, 04/30/26		288	288,062
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.75%), 13.03%, 04/30/26		2,085	2,075,489
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.55%, 08/15/29		97	93,927
Bynder Holding BV, Term Loan Tranche B, (6-mo. CME Term SOFR + 7.25%), 12.05%, 01/26/29(k)		54	52,853
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.33%, 09/21/28		78	78,207
Central Parent, Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.49%, 07/06/29		61	60,485
Cloud Software Group, Inc.
2022 USD Term Loan, (2-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 03/30/29		281	262,659
2022 USD Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 09/29/28		1,540	1,437,688
Cloudera, Inc., 2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.08%, 10/08/29(k)		51	45,900
Cornerstone OnDemand, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.25%, 10/16/28		66	61,069
Cybergrants Holdings LLC(k)
Revolver, (3-mo. LIBOR US at 0.75% Floor + 6.25%), 12.25%, 09/08/27		194	188,662
Term Loan, (3-mo. LIBOR US at 0.75% Floor + 6.25%), 11.79%, 09/08/27		3,188	3,017,490
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.57%, 12/01/28		14	12,728

Security		Par (000)	Value

Software (continued)
Elastic Path Software, Inc., Term Loan, (3-mo. CME Term SOFR + 7.50%), 12.70%, 01/05/26(k)	USD	1,342	$1,338,406
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.19%, 12/01/27		151	150,015
Informatica LLC, 2021 USD Term Loan B, (1-mo. LIBOR US + 2.75%), 8.00%, 10/27/28		107	106,737
Inmoment, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%, 2.00% PIK), 4.92%, 06/08/28(f)(k)		4,081	3,982,956
Instructure Holdings, Inc., 2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 2.75%), 7.85%, 10/30/28		16	15,662
Keep Truckin, Inc.(k)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.81%, 04/08/25		988	978,213
Delayed Draw Term Loan 2, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.33%, 04/08/25		1,512	1,496,787
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.81%, 10/05/24		2,000	1,980,000
Kong, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%, 3.25% PIK), 5.39%, 11/01/27(f)(k)		102	100,649
Lightspeed Solution LLC(k)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.43%, 03/01/28		12	11,999
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.37%, 03/01/28		386	375,812
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 4.75%), 10.03%, 07/27/28		2,484	1,861,785
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.53%, 07/27/29		2,197	1,416,860
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.01%, 03/01/29		175	167,271
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.35%, 02/23/29		98	84,664
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.35%, 05/03/28		342	327,715
NortonLifeLock, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.20%, 09/12/29		80	79,327
Oversight Systems, Inc.(k)
2018 Incremental Term Loan, 09/24/26(l)		45	44,636
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 11.20%, 09/23/26		962	943,236
PERCHHQ LLC, Term Loan, (1-mo. LIBOR US at 1.00% Floor + 7.00%), 12.17%, 10/15/25(k)		3,135	2,623,933
Persado, Inc., Term Loan, (1-mo. LIBOR US + 7.00%), 12.66%, 02/03/27(k)		150	141,792
Planview Parent, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.59%, 12/18/28		76	66,880
Pluralsight, Inc.(k)
Revolver, (3-mo. LIBOR US + 8.00%), 13.20%, 04/06/27		96	91,181

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	29

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Pluralsight, Inc.(k) (continued)
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.04%, 04/06/27	USD	3,309	$3,156,638
Proofpoint, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.47%, 08/31/28		86	83,859
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.25%), 11.47%, 08/31/29		106	102,555
RealPage, Inc.
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.22%, 04/24/28		258	251,829
2nd Lien Term Loan, (1-mo. LIBOR US at 0.75% Floor + 6.50%), 11.69%, 04/23/29		140	134,827
Reveal Brainspace, Term Loan, (3-mo. LIBOR US + 5.00%), 10.22%, 03/10/28(k)		500	487,470
SEP Raptor Acquisition, Inc., Term Loan, (3-mo. LIBOR US + 4.50%), 13.06%, 03/28/27(k)		1,726	1,707,778
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.05%, 08/01/25		—	1
Sophia LP
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.20%, 10/09/28		165	164,175
2021 Term Loan B, (3-mo. LIBOR US at 0.50% Floor + 3.50%), 9.04%, 10/07/27		57	56,726
Syntellis Performance Solutions LLC, Term Loan, (1- mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.60%, 08/02/27(k)		1,260	1,232,164
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.27%, 05/03/27		62	60,349
Ultimate Software Group, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.27%, 05/04/26		91	89,116
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.81%, 07/20/28		24	24,028
ZoomInfo LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.95%, 02/28/30		17	16,883

			33,843,462

Specialty Retail — 1.7%
Calceus Acquisition, Inc., Term Loan B, (3-mo. LIBOR US + 5.50%), 11.04%, 02/12/25		262	252,504
EG America LLC, 2018 USD Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.16%, 02/07/25		132	129,744
Hanna Andersson LLC, Term Loan, (1-mo. LIBOR US at 1.00% Floor + 6.00%), 11.15%, 07/02/26(k)		3,207	2,953,532
Mavis Tire Express Services Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.22%, 05/04/28		128	126,926
PetSmart, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.95%, 02/11/28		159	158,440
Pilot Travel Centers LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.20%, 08/04/28		74	74,055
Razor Group GmbH, Delayed Draw Term Loan, (1-mo. LIBOR US + 9.00%), 14.97%, 04/23/25(k)		3,754	3,625,846

Security		Par (000)	Value

Specialty Retail (continued)
Restoration Hardware, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.69%, 10/20/28	USD	41	$39,255
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 02/08/28		9	8,506

			7,368,808

Technology Hardware, Storage & Peripherals — 1.3%
Electronics for Imaging, Inc., Term Loan, (1-mo. LIBOR US + 5.00%), 10.21%, 07/23/26		2,401	1,620,570
SumUp Holdings, 2021 Delayed Draw Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.37%, 12/20/28(k)		3,771	3,718,629

			5,339,199

Textiles, Apparel & Luxury Goods — 1.0%
Crocs, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.70%, 02/20/29		48	48,321
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.85%, 03/08/30(k)		25	25,000
James Perse Enterprises, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.38%, 09/02/27(k)		4,000	4,020,532

			4,093,853

Trading Companies & Distributors — 0.1%
Core & Main LP, 2021 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.69%, 07/27/28		125	123,738
SRS Distribution, Inc.
2021 Term Loan B, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.69%, 06/02/28		138	133,667
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.70%, 06/02/28		88	85,635
TMK Hawk Parent Corp.(k)
2020 Super Priority First Out Term Loan A, (3-mo. LIBOR US at 1.00% Floor + 9.50%), 15.00%, 05/30/24		22	21,990
2020 Super Priority Second Out Term Loan B, (3-mo. LIBOR US at 1.00% Floor + 3.50%), 9.00%, 08/28/24		70	42,457

			407,487

Transportation Infrastructure — 0.0%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.10%, 09/22/28		38	37,668
KKR Apple Bidco LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.97%, 09/23/28		44	43,898
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.43%, 12/15/26		112	104,259
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.49%, 03/17/30		15	14,027

			199,852

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd., 2017 Term Loan B, (1-mo. LIBOR US + 3.25%), 8.98%, 05/28/24		40	36,947

30	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
GOGO Intermediate Holdings LLC, Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.97%, 04/30/28	USD	45	$44,528
SBA Senior Finance II LLC, 2018 Term Loan B, (1-mo. LIBOR US + 1.75%), 6.95%, 04/11/25		23	23,212

			104,687

Total Floating Rate Loan Interests — 67.5% (Cost: $297,509,785)			284,363,260

Foreign Agency Obligations

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 04/07/26(e)		200	186,480

Pakistan — 0.0%
Pakistan Government International Bond(e)
6.00%, 04/08/26		300	144,312
7.38%, 04/08/31		200	90,660

			234,972

Sri Lanka — 0.1%
Sri Lanka Government International Bond(c)(e)(g)
6.35%, 06/28/24		310	136,946
6.85%, 11/03/25		200	92,472
6.83%, 07/18/26		200	91,120
6.20%, 05/11/27		200	87,000

			407,538

Vietnam — 0.1%
Vietnam Government International Bond, 4.80%, 11/19/24(e)		250	244,805

Total Foreign Agency Obligations — 0.2% (Cost: $1,528,809)			1,073,795

		Shares

Investment Companies

Fixed Income Funds — 0.4%
iShares JP Morgan USD Emerging Markets Bond ETF(n)(o)		18,476	1,598,914

Total Investment Companies — 0.4% (Cost: $1,998,205)			1,598,914

		Par (000)

Preferred Securities

Capital Trusts — 1.6%(a)

Banks — 0.7%
Bank of East Asia Ltd., 5.88%(d)(e)	USD	250	227,827
Citigroup, Inc., Series P, 5.95%(d)		575	551,441
Industrial & Commercial Bank of China Ltd., 3.20%(d) (e) .		400	372,308

Security		Par (000)	Value

Banks (continued)
ING Groep NV, 3.88%(d)	USD	372	$264,785
Toronto-Dominion Bank, 8.13%, 10/31/82		1,526	1,550,233

			2,966,594

Financial Services — 0.9%
Barclays PLC, 8.00%(d)		4,150	3,707,610

Independent Power and Renewable Electricity Producers (b) (d) — 0.0%
NRG Energy, Inc., 10.25%		92	86,753
Vistra Corp., 7.00%		43	37,518

			124,271

			6,798,475

		Shares

Preferred Stocks — 1.2%

Broadline Retail — 0.9%
StubHub(k)		3,000	3,593,279

Commercial Services & Supplies — 0.0%
Verscend Intermediate Holding(k)		33	43,279

Financial Services — 0.0%
Alliant Holdings, Inc.(k)		55	52,255

Hotel & Resort REITs (d) — 0.0%
Ashford Hospitality Trust, Inc.
Series D		1,531	26,894
Series F		1,794	27,619
Series G		473	7,563
Series H		3,060	47,736
Series I		2,658	41,545
Braemar Hotels & Resorts, Inc., Series B(h)		2,909	40,726

			192,083

IT Services — 0.3%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $744,776)(k)(p)		6,797	1,194,940

			5,075,836

Total Preferred Securities — 2.8% (Cost: $11,471,806)			11,874,311

Warrants

Capital Markets — 0.0%
Pico Quantitative Trade Holding LLC, (Issued 02/07/20, Expires 02/07/30)(c)(k)		142	31,641

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Expires 06/30/27, Strike Price USD 10.00)(c)		202	—

Consumer Finance — 0.0%
WorldRemit Ltd., Series D, (Issued/Exercisable 02/11/21, 1 Share for 1 Warrant, Expires 02/11/31, Strike Price USD 37.59)(c)(k)		1,596	17,754

Diversified Consumer Services — 0.0%
PERCHHQ LLC, (Issued/Exercisable 05/17/22, 1 Share for 1 Warrant, Expires 10/15/27, Strike Price USD 0.01)(c)(k)(q)		21,736	22,487

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	31

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.1%
Razor Group GmbH, (Issued/Exercisable 04/08/21, 1 Share for 1 Warrant, Expires 04/30/28, Strike Price EUR 1,617.28)(c)(k)	46	$140,132

IT Services (c) (k) — 0.0%
Grey Orange, (Issued/Exercisable 05/06/22, 1 Share for 1 Warrant, Expires 05/06/32, Strike Price USD 28.93)	460	1,713
SellerX Germany GmbH & Co. KG, Series B, (Issued/Exercisable 11/22/21, 1 Share for 1 Warrant, Expires 11/22/28, Strike Price USD 7,848.30)	19	41,426

		43,139

Media — 0.0%
Suited Connector LLC, (Issued/Exercisable 03/06/23, 1 Share for 1 Warrant, Expires 03/06/33, Strike Price USD 33.71)(c)(k)	2,618	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(c)	20	237

Specialty Retail — 0.0%
Razor Group GmbH, (Issued/Exercisable 03/24/23, 1 Share for 1 Warrant, Expires 03/24/30, Strike Price EUR 6,306.84)(c)(k)	14	79,468

Textiles, Apparel & Luxury Goods(c)(k) — 0.0%
Elevate Brands Holdco, Inc., (Issued/Exercisable 03/14/22, 1 Share for 1 Warrant, Expires 03/14/32, Strike Price USD 2.83)	10,931	8,354
Elevate Textiles, Inc., (Issued/Exercisable 03/14/22, 1 Share for 1 Warrant, Expires 03/14/32, Strike Price USD 3.54)	21,862	10,371

		18,725

Total Warrants — 0.1% (Cost: $33)		353,583

Total Long-Term Investments — 104.7% (Cost: $462,498,321)		441,199,579

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.98%(n)(r)	1,083,871	1,083,871

Total Short-Term Securities — 0.3% (Cost: $1,083,871)		1,083,871

Options Purchased — 0.1% (Cost: $559,507)		340,853

Total Investments Before Options Written — 105.1% (Cost: $464,141,699)		442,624,303

Options Written — (0.0)% (Premiums Received: $(208,324))		(54,555)

Total Investments, Net of Options Written — 105.1% (Cost: $463,933,375)		442,569,748

Liabilities in Excess of Other Assets — (5.1)%		(21,338,220)

Net Assets — 100.0%		$421,231,528

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Perpetual security with no stated maturity date.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Convertible security.
(i)	Zero-coupon bond.
(j)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Rounds to less than 1,000.
(n)	Affiliate of the Fund.
(o)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(p)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,194,940, representing 0.3% of its net assets as of period end, and an original cost of $744,776.

(q)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(r)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

32	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$3,149,181	$—	$(2,065,310	)(a)	$—	$—	$1,083,871	1,083,871	$60,593	$—
iShares JP Morgan USD Emerging Markets Bond ETF	1,562,885	—	—		—	36,029	1,598,914	18,476	32,421	—

					$—	$36,029	$2,682,785		$93,014	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	177	09/20/23	$20,980	$(220,567)
U.S. Long Bond	8	09/20/23	1,017	623
5-Year U.S. Treasury Note	472	09/29/23	50,570	(1,001,263)

				(1,221,207)

Short Contracts
Russell 2000 E-Mini Index	166	09/15/23	15,801	101,398
S&P 500 E-Mini Index	24	09/15/23	5,386	(87,008)
10-Year U.S. Treasury Note	476	09/20/23	53,461	1,299,231
Ultra U.S. Treasury Bond	22	09/20/23	2,997	(21,522)
2-Year U.S. Treasury Note	202	09/29/23	41,085	684,492

				1,976,591

				$755,384

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,938	EUR	10,000	Goldman Sachs International	07/17/23	$19
USD	132,783	EUR	121,000	BNP Paribas SA	09/20/23	243
USD	4,121,555	EUR	3,756,000	Morgan Stanley & Co. International PLC	09/20/23	7,335

						7,597

USD	21,832	EUR	20,000	BNP Paribas SA	07/17/23	(5)
USD	540,722	EUR	500,000	State Street Bank and Trust Co.	07/17/23	(5,193)
USD	12,575	GBP	10,000	State Street Bank and Trust Co.	07/17/23	(126)

						(5,324)

						$2,273

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	33

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	601	08/18/23	USD	455.00	USD	26,641	$192,320
3-Month SOFR Future	147	03/15/24	USD	95.50	USD	34,874	107,494

							299,814

Put
Euro Stoxx 50 Index	242	07/21/23	EUR	4,225.00	EUR	10,646	24,030
SPDR S&P 500 ETF Trust	493	07/21/23	USD	410.00	USD	21,854	17,009

							41,039

							$340,853

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	147	03/15/24	USD	97.00	USD	34,874	$(35,831)

Put
Euro Stoxx 50 Index	242	07/21/23	EUR	4,050.00	EUR	10,646	(9,110)
SPDR S&P 500 ETF Trust	493	07/21/23	USD	390.00	USD	21,854	(9,614)

							(18,724)

							$(54,555)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	USD 42,300	$(1,257,829)	$(257,773)	$(1,000,056)

Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps and Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$—	$(257,773)	$—	$(1,000,056)	$—
Options Written	N/A	N/A	153,769	—	(54,555)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$101,398	$—	$1,984,346	$—	$2,085,744

34	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$7,597	$—	$—	$7,597
Options purchased
Investments at value — unaffiliated(b)	—	—	233,359	—	107,494	—	340,853

	$—	$—	$334,757	$7,597	$2,091,840	$—	$2,434,194

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$87,008	$—	$1,243,352	$—	$1,330,360
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	5,324	—	—	5,324
Options written
Options written at value	—	—	18,724	—	35,831	—	54,555
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	1,000,056	—	—	—	—	1,000,056

	$—	$1,000,056	$105,732	$5,324	$1,279,183	$—	$2,390,295

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

For the period ended June 30, 2023, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(1,063,746)	$—	$(559,645)	$—	$(1,623,391)
Forward foreign currency exchange contracts	—	—	—	(29,946)	—	—	(29,946)
Options purchased(a)	—	—	(903,243)	—	—	—	(903,243)
Options written	—	—	380,137	—	—	—	380,137
Swaps	—	(369,079)	—	—	—	—	(369,079)

	$—	$(369,079)	$(1,586,852)	$(29,946)	$(559,645)	$—	$(2,545,522)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$14,390	$—	$527,411	$—	$541,801
Forward foreign currency exchange contracts	—	—	—	12,476	—	—	12,476
Options purchased(b)	—	—	(178,092)	—	(14,094)	—	(192,186)
Options written	—	—	136,176	—	4,281	—	140,457
Swaps	—	(888,358)	—	—	—	—	(888,358)

	$—	$(888,358)	$(27,526)	$12,476	$517,598	$—	$(385,810)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	35

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$61,445,449
Average notional value of contracts — short	$104,620,551
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$4,599,450
Average amounts sold — in USD	$187,931
Options:
Average value of option contracts purchased	$170,426
Average value of option contracts written	$27,278
Credit default swaps:
Average notional value — buy protection	$42,300,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments
Futures contracts	$93,364		$229,207
Forward foreign currency exchange contracts	7,597		5,324
Options	340,853	(a)	54,555
Swaps — centrally cleared	—		316,520

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	441,814		605,606

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(434,217)		(600,282)

Total derivative assets and liabilities subject to an MNA	$7,597		$5,324

(a)

Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)
BNP Paribas SA	$243	$(5)	$—	$—	$238
Goldman Sachs International	19	—	—	—	19
Morgan Stanley & Co. International PLC	7,335	—	—	—	7,335

	$7,597	$(5)	$—	$—	$7,592

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(b)(d)
BNP Paribas SA	$5	$(5)	$—	$—	$—
State Street Bank and Trust Co.	5,319	—	—	—	5,319

	$5,324	$(5)	$—	$—	$5,319

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)

Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Consolidated Statement of Assets and Liabilities.

36	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$33,950,992	$—	$33,950,992
Common Stocks
Biotechnology	553,000	—	—	553,000
Construction & Engineering	—	388	—	388
Financial Services	—	9,620	—	9,620
Hotel & Resort REITs	2,012,740	—	—	2,012,740
Household Durables	2,097,110	—	—	2,097,110
Pharmaceuticals	537,832	—	—	537,832
Corporate Bonds
Aerospace & Defense	—	1,435,749	—	1,435,749
Automobile Components	—	652,889	—	652,889
Automobiles	—	109,403	—	109,403
Banks	—	6,246,153	—	6,246,153
Beverages	—	906,888	—	906,888
Broadline Retail	—	2,719,595	—	2,719,595
Building Materials	—	283,718	—	283,718
Building Products	—	1,787,398	—	1,787,398
Capital Markets	—	971,849	—	971,849
Chemicals	—	802,693	—	802,693
Commercial Services & Supplies	—	885,581	—	885,581
Communications Equipment	—	285,179	—	285,179
Construction & Engineering	—	196,814	—	196,814
Construction Materials	—	55,927	—	55,927
Consumer Discretionary	—	1,401,380	—	1,401,380
Consumer Finance	—	3,612,511	—	3,612,511
Consumer Staples Distribution & Retail	—	12,433	—	12,433
Containers & Packaging	—	261,438	—	261,438
Diversified Consumer Services	—	1,263,715	—	1,263,715
Diversified REITs	—	1,211,453	—	1,211,453
Diversified Telecommunication Services	—	2,494,996	—	2,494,996
Electric Utilities	—	2,158,973	—	2,158,973
Electrical Equipment	—	94,415	—	94,415
Electronic Equipment, Instruments & Components	—	158,523	—	158,523
Energy Equipment & Services	—	658,802	—	658,802
Environmental, Maintenance & Security Service	—	245,517	—	245,517
Financial Services	—	4,730,030	—	4,730,030
Food Products	—	380,751	—	380,751
Gas Utilities	—	49,406	—	49,406
Health Care Equipment & Supplies	—	58,043	—	58,043
Health Care Providers & Services	—	1,231,791	—	1,231,791
Health Care Technology	—	196,102	—	196,102
Hotels, Restaurants & Leisure	—	6,756,393	—	6,756,393
Household Durables	—	772,551	—	772,551
Household Products	—	30,531	—	30,531
Independent Power and Renewable Electricity Producers	—	1,561,396	—	1,561,396
Insurance	—	1,231,227	—	1,231,227
Interactive Media & Services	—	2,362,693	—	2,362,693
Internet Software & Services	—	319,012	—	319,012
IT Services	—	4,448,187	—	4,448,187
Machinery	—	781,207	—	781,207
Media	—	5,094,843	—	5,094,843
Metals & Mining	—	2,135,573	—	2,135,573
Multi-Utilities	—	227,916	—	227,916
Oil, Gas & Consumable Fuels	—	15,288,154	—	15,288,154

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	37

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Passenger Airlines	$—	$569,059	$—	$569,059
Pharmaceuticals	—	897,358	—	897,358
Real Estate Management & Development	—	4,474,025	—	4,474,025
Semiconductors & Semiconductor Equipment	—	1,347,417	—	1,347,417
Software	—	9,458,523	—	9,458,523
Specialized REITs	—	99,206	—	99,206
Specialty Retail	—	49,131	1,910,307	1,959,438
Technology Hardware, Storage & Peripherals	—	163,606	—	163,606
Textiles, Apparel & Luxury Goods	283,533	122,991	—	406,524
Tobacco	—	73,587	—	73,587
Transportation Infrastructure	—	370,984	—	370,984
Wireless Telecommunication Services	—	3,880,991	—	3,880,991
Fixed Rate Loan Interests	—	—	503,518	503,518
Floating Rate Loan Interests	—	84,679,574	199,683,686	284,363,260
Foreign Agency Obligations	—	1,073,795	—	1,073,795
Investment Companies	1,598,914	—	—	1,598,914
Preferred Securities
Capital Trusts	—	6,798,475	—	6,798,475
Preferred Stocks	192,083	—	4,883,753	5,075,836
Warrants	237	—	353,346	353,583
Short-Term Securities
Money Market Funds	1,083,871	—	—	1,083,871
Options Purchased
Equity Contracts	233,359	—	—	233,359
Interest Rate Contracts	107,494	—	—	107,494
Unfunded Floating Rate Loan Interests(a)	—	—	15,021	15,021
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(681)	(321,324)	(322,005)

	$8,700,173	$226,588,839	$207,028,307	$442,317,319

Derivative Financial Instruments(b)
Assets
Equity Contracts	$101,398	$—	$—	$101,398
Foreign Currency Exchange Contracts	—	7,597	—	7,597
Interest Rate Contracts	1,984,346	—	—	1,984,346
Liabilities
Credit Contracts	—	(1,000,056)	—	(1,000,056)
Equity Contracts	(105,732)	—	—	(105,732)
Foreign Currency Exchange Contracts	—	(5,324)	—	(5,324)
Interest Rate Contracts	(1,279,183)	—	—	(1,279,183)

	$700,829	$(997,783)	$—	$(296,954)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $36,150,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Rate Loan Interests	Warrants	Total
Assets/Liabilities
Opening balance, as of December 31, 2022	$1,771,094	$—	$202,600,348	$4,690,451	$(596,398)	$421,148	$208,886,643
Transfers into Level 3(a)	—	—	11,137,079	—	—	—	11,137,079
Transfers out of Level 3(b)	—	—	(9,345,938)	—	—	—	(9,345,938)
Other(c)	—	431,612	(431,612)	—	—	—	—
Accrued discounts/premiums	6,488	2,684	229,496	—	—	—	238,668

38	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2023	BlackRock Credit Strategies Fund

	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Rate Loan Interests	Warrants	Total
Net realized gain (loss)	$—	$—	$116,780	$—	$—	$—	$116,780
Net change in unrealized appreciation (depreciation)(d)(e)	132,725	173	(371,118)	193,302	290,095	(67,802)	177,375
Purchases	—	69,049	9,466,190	—	—	—	9,535,239
Sales	—	—	(13,717,539)	—	—	—	(13,717,539)

Closing balance, as of June 30, 2023	$1,910,307	$503,518	$199,683,686	$4,883,753	$(306,303)	$353,346	$207,028,307

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023(e)	$132,725	$173	$(422,020)	$193,302	$103,567	$(67,802)	$(60,055)

(a)

As of December 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of December 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)	Certain Level 3 investments were re-classified between Floating Rate Loan Interests and Fixed Rate Loan Interests.
(d)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(e)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $10,191,774. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Corporate Bonds	$1,910,307	Income	Discount Rate	11%		—

Floating Rate Loan Interests	189,303,140	Income	Discount Rate	10% - 29%		13%
		Market	Revenue Multiple	0.55x		—

Fixed Rate Loan Interests	427,200	Market	Revenue Multiple	2.00x		—
			Time to Exit	1.8 years		—
			Volatility	65%		—

Preferred Stocks	4,883,753	Income	Discount Rate	12% - 45%		13%
		Market	Revenue Multiple	2.25x - 3.45x		2.85x

Warrants	312,133	Market	Revenue Multiple	0.55x - 15.30x		2.66x
			Time to Exit	1.0 - 4.3 years		2.3 years
			Volatility	55% - 65%		63%

	$196,836,533

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

See notes to financial statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	39

Consolidated Statement of Assets and Liabilities  (unaudited)

June 30, 2023

BlackRock Credit Strategies Fund

ASSETS
Investments, at value — unaffiliated(a)	$439,941,518
Investments, at value — affiliated(b)	2,682,785
Cash	2,131,656
Cash pledged:
Futures contracts	3,019,000
Centrally cleared swaps	2,637,000
Foreign currency, at value(c)	164,360
Receivables:
Investments sold	12,508,832
Capital shares sold	1,083,399
Dividends — unaffiliated	30,963
Dividends — affiliated	11,602
Interest — unaffiliated	6,171,203
Due from broker	600,000
Variation margin on futures contracts	93,364
Unrealized appreciation on:
Forward foreign currency exchange contracts	7,597
Unfunded floating rate loan interests	15,021
Prepaid expenses	315,835

Total assets	471,414,135

LIABILITIES
Due to broker	145,963
Options written, at value(d)	54,555
Payables:
Investments purchased	9,512,791
Accounting services fees	38,428
Bank borrowings	36,150,000
Capital shares redeemed	27,986
Deferred capital gain tax	16,483
Income dividend distributions	2,098,260
Interest expense and fees	206,765
Investment advisory fees	773,872
Other accrued expenses	45,634
Professional fees	160,430
Service and distribution fees	78,384
Variation margin on futures contracts	229,207
Variation margin on centrally cleared swaps	316,520
Unrealized depreciation on:
Forward foreign currency exchange contracts	5,324
Unfunded floating rate loan interests	322,005

Total liabilities	50,182,607

Commitments and contingent liabilities
NET ASSETS	$421,231,528

NET ASSETS CONSIST OF
Paid-in capital	$494,689,260
Accumulated loss	(73,457,732)

NET ASSETS	$421,231,528

(a) Investments, at cost — unaffiliated	$461,059,622
(b) Investments, at cost — affiliated	$3,082,077
(c) Foreign currency, at cost	$164,159
(d) Premiums received	$208,324

40	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statement of Assets and Liabilities  (unaudited) (continued)

June 30, 2023

BlackRock Credit Strategies Fund

NET ASSET VALUE

Institutional
Net assets	$287,608,285

Shares outstanding	33,448,050

Net asset value	$8.60

Shares authorized	Unlimited

Par value	$0.001

Class A
Net assets	$92,533,443

Shares outstanding	10,727,175

Net asset value	$8.63

Shares authorized	Unlimited

Par value	$0.001

Class U
Net assets	$40,884,613

Shares outstanding	4,739,724

Net asset value	$8.63

Shares authorized	Unlimited

Par value	$0.001

Class W
Net assets	$205,187

Shares outstanding	23,787

Net asset value	$8.63

Shares authorized	Unlimited

Par value	$0.001

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	41

Consolidated Statement of Operations  (unaudited)

Six Months Ended June 30, 2023

BlackRock Credit Strategies Fund

INVESTMENT INCOME
Dividends — unaffiliated	$66,956
Dividends — affiliated	93,014
Interest — unaffiliated	25,784,778

Total investment income	25,944,748

EXPENSES
Investment advisory	2,353,193
Service and distribution — class specific	509,402
Professional	197,625
Custodian	144,763
Transfer agent — class specific	134,852
Registration	47,965
Trustees and Officer	47,347
Accounting services	41,561
Printing and postage	19,724
Miscellaneous	26,418

Total expenses excluding interest expense	3,522,850
Interest expense and fees	1,747,326

Total expenses	5,270,176
Less:
Fees waived and/or reimbursed by the Manager	(8,912)

Total expenses after fees waived and/or reimbursed	5,261,264

Net investment income	20,683,484

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,575,277)
Forward foreign currency exchange contracts	(29,946)
Foreign currency transactions	53,961
Futures contracts	(1,623,391)
Options written	380,137
Swaps	(369,079)

(9,163,595)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(a)	11,124,922
Investments — affiliated	36,029
Forward foreign currency exchange contracts	12,476
Foreign currency translations	(1,270)
Futures contracts	541,801
Options written	140,457
Swaps	(888,358)
Unfunded floating rate loan interests	401,637

11,367,694

Net realized and unrealized gain	2,204,099

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,887,583

(a) Net of reduction in deferred foreign capital gain tax of	$16,232

See notes to consolidated financial statements.

42	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Changes in Net Assets

	BlackRock Credit Strategies Fund
	Six Months Ended 06/30/23 (unaudited)	Year Ended 12/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,683,484	$30,309,195
Net realized loss	(9,163,595)	(45,123,213)
Net change in unrealized appreciation (depreciation)	11,367,694	(24,661,825)

Net increase (decrease) in net assets resulting from operations	22,887,583	(39,475,843)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(11,615,006)	(22,591,727)
Class A	(3,456,865)	(7,027,288)
Class U	(1,465,780)	(2,367,084)
Class W	(7,431)	(14,156)

Decrease in net assets resulting from distributions to shareholders	(16,545,082)	(32,000,255)

CAPITAL SHARE TRANSACTIONS
Shares sold and issued	25,682,166	132,686,996
Reinvestment of distributions	4,308,984	8,401,447
Redemption of shares resulting from repurchase offers	(45,085,597)	(67,853,052)

Net increase (decrease) in net assets derived from capital share transactions	(15,094,447)	73,235,391

NET ASSETS
Total increase (decrease) in net assets	(8,751,946)	1,759,293
Beginning of period	429,983,474	428,224,181

End of period	$421,231,528	$429,983,474

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	43

Consolidated Statement of Cash Flows  (unaudited)

Six Months Ended June 30, 2023

BlackRock Credit Strategies Fund

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$22,887,583
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	123,648,240
Purchases of long-term investments	(86,059,825)
Net proceeds from sales of short-term securities	423,482
Amortization of premium and accretion of discount on investments and other fees	(1,712,385)
Premiums paid on closing options written	(378,225)
Premiums received from options written	942,164
Net realized loss on investments and options written	7,195,140
Net unrealized appreciation on investments, options written, swaps, foreign currency translations and unfunded floating rate loan interests	(11,698,019)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(2,777)
Dividends — unaffiliated	21,059
Interest — unaffiliated	(78,869)
Variation margin on futures contracts	(10,051)
Variation margin on centrally cleared swaps	3,214
Prepaid expenses	(107,118)
Increase (Decrease) in Liabilities
Due to broker	145,963
Payables
Accounting services fees	6,657
Custodian fees	(23,200)
Deferred capital gain tax	(16,232)
Interest expense and fees	(30,590)
Investment advisory fees	356,911
Trustees’ and Officer’s fees	(378)
Other accrued expenses	18,309
Professional fees	(18,351)
Service and distribution fees	(4,607)
Variation margin on futures contracts	137,971
Variation margin on centrally cleared swaps	316,520

Net cash provided by operating activities	55,962,586

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(12,358,485)
Payments for bank borrowings	(93,700,000)
Net payments on redemption of capital shares including change in redemptions payable	(45,322,380)
Proceeds from bank borrowings	74,000,000
Proceeds from issuance of capital shares	25,975,068

Net cash used for financing activities	(51,405,797)

CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(1,921)

CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency	4,554,868
Restricted and unrestricted cash and foreign currency at beginning of period	3,997,148

Restricted and unrestricted cash and foreign currency at end of period	$8,552,016

SUPPLEMENTAL DISCLOSURE OFCASH FLOW INFORMATION
Cash paid during the period for interest expense	$1,777,916

NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$4,308,984

44	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statement of Cash Flows  (unaudited) (continued)

Six Months Ended June 30, 2023

BlackRock Credit Strategies Fund

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
Cash	$2,131,656
Cash pledged
Futures contracts	3,019,000
Centrally cleared swaps	2,637,000
Foreign currency at value	164,360
Due from broker	600,000

$8,552,016

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	45

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Credit Strategies Fund

	Institutional
	Six Months Ended 06/30/23 (unaudited	(a) )	Year Ended 12/31/22	(a)	Year Ended 12/31/21	Year Ended 12/31/20	Period from 02/28/19 to 12/31/19	(b)

Net asset value, beginning of period	$8.48		$9.96		$10.41	$10.24	$10.00

Net investment income(c)	0.43		0.63		0.55	0.53	0.38
Net realized and unrealized gain (loss)	0.04		(1.43)		(0.28)	0.25	0.35

Net increase (decrease) from investment operations	0.47		(0.80)		0.27	0.78	0.73

Distributions(d)
From net investment income	(0.35)		(0.68)		(0.67)	(0.49)	(0.45)
From net realized gain	—		—		(0.05)	(0.12)	(0.04)

Total distributions	(0.35)		(0.68)		(0.72)	(0.61)	(0.49)

Net asset value, end of period	$8.60		$8.48		$9.96	$10.41	$10.24

Total Return(e)
Based on net asset value	5.53	%(f)	(8.17)%		2.58%	8.09%	7.41	%(f)

Ratios to Average Net Assets(g)
Total expenses(h)	2.27	%(i)	2.20	%(j)	2.12%	2.90%	3.44	%(i)(k)

Total expenses after fees waived and/or reimbursed	2.26	%(i)	2.19	%(j)	2.11%	2.59%	1.84	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	1.44	%(i)	1.57	%(j)	1.66%	1.66%	1.47	%(i)

Net investment income	9.99	%(i)	7.09%		5.30%	5.40%	4.45	%(i)

Supplemental Data
Net assets, end of period (000)	$287,608		$293,515		$285,729	$128,769	$105,796

Borrowings outstanding, end of period (000)	$36,150		$55,850		$73,250	$39,500	$16,000

Asset coverage, end of period per $1,000 of bank borrowings	$12,652		$8,699		$6,846	$5,432	$7,612

Portfolio turnover rate	18%		55%		55%	77%	43%

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)

Where applicable, assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 06/30/23 (unaudited)	(a)	Year Ended 12/31/22	(a)	Year Ended 12/31/21	Year Ended 12/31/20	Period from 02/28/19 to 12/31/19	(b)
Expense ratios	N/A		2.13%		1.93%	N/A	N/A

(i)	Annualized.
(j)

Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.18%, 2.18% and 1.55%, respectively.

(k)	Audit and offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, total expenses would have been 3.62%.

See notes to financial statements.

46	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Credit Strategies Fund (continued)
	Class A
	Six Months Ended 06/30/23 (unaudited	(a) )	Year Ended 12/31/22	(a)	Year Ended 12/31/21	Period from 04/01/20 to 12/31/20	(b)

Net asset value, beginning of period	$8.50		$9.97		$10.42	$8.48

Net investment income(c)	0.40		0.57		0.47	0.33
Net realized and unrealized gain (loss)	0.04		(1.44)		(0.28)	2.03

Net increase (decrease) from investment operations	0.44		(0.87)		0.19	2.36

Distributions(d)
From net investment income	(0.31)		(0.60)		(0.59)	(0.30)
From net realized gain	—		—		(0.05)	(0.12)

Total distributions	(0.31)		(0.60)		(0.64)	(0.42)

Net asset value, end of period	$8.63		$8.50		$9.97	$10.42

Total Return(e)
Based on net asset value	5.24	%(f)	(8.87)%		1.82%	28.09	%(f)

Ratios to Average Net Assets(g)
Total expenses(h)	2.95	%(i)	2.87	%(j)	2.84%	3.35	%(i)

Total expenses after fees waived and/or reimbursed	2.95	%(i)	2.87	%(j)	2.82%	3.25	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	2.12	%(i)	2.25	%(j)	2.39%	2.38	%(i)

Net investment income	9.31	%(i)	6.34%		4.57%	4.45	%(i)

Supplemental Data
Net assets, end of period (000)	$92,533		$97,062		$116,182	$46,313

Borrowings outstanding, end of period (000)	$36,150		$55,850		$73,250	$39,500

Asset coverage, end of period per $1,000 of bank borrowings	$12,652		$8,699		$6,846	$5,432

Portfolio turnover rate	18%		55%		55%	77%

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)

Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 06/30/23 (unaudited)	(a)	Year Ended 12/31/22	(a)	Year Ended 12/31/21	Period from 04/01/20 to 12/31/20	(b)
Expense ratios	N/A		2.80%		2.65%	N/A

(i)	Annualized.
(j)

Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.85%, 2.85% and 2.23%, respectively.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Credit Strategies Fund (continued)
	Class U
	Six Months Ended 06/30/23 (unaudited	(a) )	Year Ended 12/31/22	(a)	Period from 07/12/21 to 12/31/21	(b)

Net asset value, beginning of period	$8.50		$9.97		$10.51

Net investment income(c)	0.40		0.58		0.20
Net realized and unrealized gain (loss)	0.04		(1.45)		(0.38)

Net increase (decrease) from investment operations	0.44		(0.87)		(0.18)

Distributions(d)
From net investment income	(0.31)		(0.60)		(0.31)
From net realized gain	—		—		(0.05)

Total distributions	(0.31)		(0.60)		(0.36)

Net asset value, end of period	$8.63		$8.50		$9.97

Total Return(e)
Based on net asset value	5.24	%(f)	(8.87)%		(1.74	)%(f)

Ratios to Average Net Assets(g)
Total expenses(h)	2.98	%(i)	2.88	%(j)	2.80	%(i)

Total expenses after fees waived and/or reimbursed	2.97	%(i)	2.88	%(j)	2.80	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	2.14	%(i)	2.24	%(j)	2.47	%(i)

Net investment income	9.28	%(i)	6.54%		4.23	%(i)

Supplemental Data
Net assets, end of period (000)	$40,885		$39,203		$26,076

Borrowings outstanding, end of period (000)	$36,150		$55,850		$73,250

Asset coverage, end of period per $1,000 of bank borrowings	$12,652		$8,699		$6,846

Portfolio turnover rate	18%		55%		55	%(k)

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)

Where applicable, assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 06/30/23 (unaudited)	(a)	Year Ended 12/31/22	(a)	Period from 07/12/21 to 12/31/21	(b)
Expense ratios	N/A		2.82%		2.54%

(i)	Annualized.
(j)

Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.87%, 2.86% and 2.23%, respectively.

(k)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

48	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Credit Strategies Fund (continued)
	Class W
	Six Months Ended 06/30/23 (unaudited	(a) )	Year Ended 12/31/22	(a)	Period from 07/12/21 to 12/31/21	(b)

Net asset value, beginning of period	$8.50		$9.97		$10.51

Net investment income(c)	0.40		0.57		0.22
Net realized and unrealized gain (loss)	0.04		(1.44)		(0.40)

Net increase (decrease) from investment operations	0.44		(0.87)		(0.18)

Distributions(d)
From net investment income	(0.31)		(0.60)		(0.31)
From net realized gain	—		—		(0.05)

Total distributions	(0.31)		(0.60)		(0.36)

Net asset value, end of period	$8.63		$8.50		$9.97

Total Return(e)
Based on net asset value	5.24	%(f)	(8.87)%		(1.74	)%(f)

Ratios to Average Net Assets(g)
Total expenses(h)	2.95	%(i)	2.87	%(j)	2.70	%(i)

Total expenses after fees waived and/or reimbursed	2.94	%(i)	2.87	%(j)	2.70	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	2.12	%(i)	2.25	%(j)	2.45	%(i)

Net investment income	9.30	%(i)	6.35%		4.64	%(i)

Supplemental Data
Net assets, end of period (000)	$205		$202		$237

Borrowings outstanding, end of period (000)	$36,150		$55,850		$73,250

Asset coverage, end of period per $1,000 of bank borrowings	$12,652		$8,699		$6,846

Portfolio turnover rate	18%		55%		55	%(k)

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)

Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 06/30/23 (unaudited)	(a)	Year Ended 12/31/22	(a)	Period from 07/12/21 to 12/31/21	(b)
Expense ratios	N/A		2.80%		2.37%

(i)	Annualized.
(j)

Includes non-recurring expenses of offering costs. Without these costs, total expense, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.86, 2.85% and 2.24%, respectively.

(k)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Notes to Consolidated Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Credit Strategies Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is registered as a diversified, closed-end management investment company that has elected to operate as an interval fund. The Fund is organized as a Delaware statutory trust. The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value (“NAV”), reduced by any applicable repurchase fee. The Fund determines and makes available for publication the NAV of its shares on a daily basis. The Fund’s shares are offered for sale daily through its Distributor (defined below) at the then-current NAV plus any applicable sales load. The price of the shares during the Fund’s continuous offering will fluctuate over time with the NAV of the shares. The sales load payable by each investor depends upon the amount invested in each share class by the investor in the Fund but may range from 0.00% to 3.50%.

The Fund offers four classes of shares designated as Institutional Shares, Class A Shares, Class U Shares and Class W Shares. Each class of shares have identical voting, dividend, liquidation and other rights and will be subject to the same terms and conditions, except that Class A, Class U and Class W Shares bear expenses related to the shareholder servicing and distribution of such shares.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the account of CREDX Subsidiary, LLC (the “Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of the Fund. The Taxable Subsidiary enables the Fund to hold investments that may produce non-qualifying income for tax purposes and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for the Fund. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for the Fund. The Fund may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $22,487, which is less than 0.1% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Realized currency gains (losses) on foreign currency related transactions are reported as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. The Fund has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Fund (the “Board”), the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the

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Notes to Consolidated Financial Statements  (unaudited) (continued)

Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Consolidated Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Consolidated Statement of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain

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Notes to Consolidated Financial Statements  (unaudited) (continued)

asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk

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Notes to Consolidated Financial Statements  (unaudited) (continued)

than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BlackRock Credit Strategies Fund	2-10 HBW	$105,332	$105,332	$103,399	$(1,933)
	Accordion Partners LLC	15,476	15,476	15,259	(217)
	Acquia, Inc.	7,909	7,850	7,909	59
	Alcami Corp.	9,498	9,498	9,403	(95)
	Alcami Corp.	5,936	5,936	5,877	(59)
	Appriss Health LLC	94,478	94,479	90,794	(3,685)
	ARAS Corp.	50,451	50,451	48,786	(1,665)
	AthenaHealth Group, Inc.	17,565	17,566	16,885	(681)
	Bullhorn, Inc.	132,085	128,801	128,801	—
	Bynder Holding BV	1,215	1,215	1,181	(34)
	Bynder Holding BV	4,410	4,410	4,287	(123)
	CBI-Gator Acquisition LLC	14,788	14,788	13,649	(1,139)
	CivicPlus LLC	112,172	112,172	110,435	(1,737)
	Corestates, Inc.	54,645	53,775	52,896	(879)
	Corestates, Inc.	109,290	108,197	105,792	(2,405)
	Cybergrants Holdings LLC	331	332	322	(10)
	Cybergrants Holdings LLC	617,684	614,933	600,338	(14,595)
	Emerald Technologies (U.S.) Acquisition., Inc.	195,315	174,586	179,442	4,856
	ESO Solutions, Inc.	121,472	121,472	116,492	(4,980)
	Foreside Financial	75,254	75,254	73,222	(2,032)
	Foreside Financial	224,576	224,576	219,411	(5,165)
	Giving Home Health Care	15,625	15,625	15,613	(12)
	HomeRenew Buyer, Inc.	112,861	112,861	108,008	(4,853)
	Integratecom, Inc.	133,333	133,333	128,584	(4,749)
	Integratecom, Inc.	166,667	166,667	160,730	(5,937)
	International Textile Group, Inc.	2,000,000	1,991,195	2,000,000	8,805

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Notes to Consolidated Financial Statements  (unaudited) (continued)

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BlackRock Credit Strategies Fund (continued)	IT Parent LLC	$59,770	$59,110	$55,347	$(3,763)
	James Perse Enterprises, Inc.	500,000	500,000	500,000	—
	Kid Distro Holdings LLC	116,769	115,019	114,157	(862)
	Kroll Bonds Rating Agency, Inc.	397,059	397,059	381,553	(15,506)
	Lightspeed Solution LLC	109,612	109,612	106,592	(3,020)
	LJ Avalon Holdings LLC	9,310	9,310	9,078	(232)
	Lucky US Buyerco LLC	11,117	11,117	10,798	(319)
	Madison Logic Holdings, Inc.	6,363	6,363	6,192	(171)
	MSM Acquisitions, Inc.	26,455	26,455	25,317	(1,138)
	MSM Acquisitions, Inc.	544,189	544,189	520,789	(23,400)
	MSM Acquisitions, Inc.	1,716,306	1,716,308	1,630,490	(85,818)
	Oak Purchaser, Inc.	860,614	852,008	835,656	(16,352)
	Oak Purchaser, Inc.	287,831	284,952	279,484	(5,468)
	Oversight Systems, Inc.	45,547	44,667	44,677	10
	Patriot Home Care	1,129,074	1,129,074	1,106,026	(23,048)
	Peter C. Foy & Associates Insurance Services LLC	99,374	99,374	96,095	(3,279)
	Pluralsight, Inc.	95,577	95,578	91,181	(4,397)
	PTSH Intermediate Holdings LLC	375,789	370,186	371,477	1,291
	Pueblo Mechanical and Controls LLC	104,750	104,750	102,982	(1,768)
	Pueblo Mechanical and Controls LLC	70,500	70,500	69,312	(1,188)
	Razor Group GmbH	344,329	344,823	332,622	(12,201)
	Sellerx Opco GmbH	2,906,778	2,906,778	2,906,778	—
	SEP Raptor Acquisition, Inc.	184,668	182,353	181,344	(1,009)
	Serrano Parent, LLC	9,000	9,000	8,838	(162)
	Showtime Acquisition LLC (World Choice)	5,063	5,063	4,922	(141)
	Showtime Acquisition LLC (World Choice)	6,329	6,329	6,153	(176)
	Smarsh, Inc.	190,476	188,572	184,191	(4,381)
	Smarsh, Inc.	95,238	93,698	92,095	(1,603)
	Spartan Bidco Pty. Ltd.	230,769	230,769	227,242	(3,527)
	Supergoop LLC	136,680	134,597	134,162	(435)
	Superman Holdings LLC	69,807	68,867	68,341	(526)
	Thermostat Purchaser III, Inc.	237,485	237,486	221,336	(16,150)
	Thunder Purchaser, Inc.	32,126	32,126	30,817	(1,309)
	Thunder Purchaser, Inc.	148,837	148,837	142,773	(6,064)
	Wealth Enhancement Group LLC	80,316	79,723	78,560	(1,163)
	Zilliant, Inc.	148,148	148,148	140,593	(7,555)
	Zilliant, Inc.	370,370	370,370	351,481	(18,889)

					$(306,984)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will

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Notes to Consolidated Financial Statements  (unaudited) (continued)

either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 1.00% of the average daily value of the Fund’s managed assets. For purposes of calculating this fee, “managed assets” are determined as total assets of the Fund (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).

The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage which includes the assets of the Taxable Subsidiary.

The Manager entered into sub-advisory agreements with BlackRock Capital Investment Advisors, LLC (“BCIA”), BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BCIA, BIL and BSL for services they provide for that portion of the Fund for which BCIA, BIL and BSL, respectively, acts as sub-adviser a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Fund has entered into a Distribution Agreement (the “Distribution Agreement”) with BlackRock Investments, LLC (the “Distributor”), an affiliate of the Manager, to provide for distribution of the common shares. The Distribution Agreement provides that the Distributor will sell, and will appoint financial intermediaries to sell, common shares on behalf of the Fund on a reasonable efforts basis. The Fund has adopted a distribution and servicing plan (the “Distribution and Servicing Plan”) with respect to certain classes of the common shares and in doing so has voluntarily complied with Rule 12b-1 under the 1940 Act, as if the Fund were an open-end investment company, and will be subject to an ongoing distribution fee and shareholder servicing fee (together, the “Distribution and Servicing Fee”) in respect of the classes of common shares paying such Distribution and Servicing Fee. The maximum annual rates at which the Distribution and Servicing Fees may be paid under the Distribution and Servicing Plan (calculated as a percentage of the Fund’s average daily net assets attributable to the classes of common shares paying such Distribution and Servicing Fee) is 0.75%. 0.25% of such fee is a shareholder service fee and the remaining portion is a distribution fee. Institutional Shares are not subject to a distribution fee or shareholder servicing fee.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	57

Notes to Consolidated Financial Statements  (unaudited) (continued)

For the six months ended June 30, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Class A	Class U	Class W	Total
Service and distribution fees — class specific	$357,450	$151,185	$767	$509,402

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2023, the Fund did not pay any amounts to affiliates in return for these services.

For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Class A	Class U	Class W	Total
Transfer agent fees — class specific	$119,172	$7,375	$8,290	$15	$134,852

Other Fees: For the six months ended June 30, 2023, affiliates received CDSCs of $2,140 for Class A Shares.

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to the Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended June 30, 2023, the amount waived was $1,053.

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Fund’s Independent Trustees. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended June 30, 2023, the Manager waived $7,859 in investment advisory fees pursuant to these arrangements.

The Manager contractually agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit certain expenses to 0.50% of the Fund’s average daily value of the net assets of each share class (“expense limitation”). Expenses covered by the expense limitation include without limitation, custodial, accounting and administrative services, any ongoing organizational expenses, and all initial and ongoing offering expenses (other than any applicable sales load). Expenses excluded from the expense limitation are limited to the investment advisory fee, service and distribution fees, interest expense, portfolio transaction and other investment-related costs (including acquired fund fees and expenses, commitment fees on leverage, prime broker fees and dividend expense) and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended June 30, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective March 1, 2026, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.

Trustees and Officers: Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term securities, were $86,685,491 and $132,156,701, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

58	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements  (unaudited) (continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

As of December 31, 2022, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Losses(b)
BlackRock Credit Strategies Fund	$(42,896,078)	$(16,311)

(a)	Amounts available to offset future realized capital gains.
(b)	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Credit Strategies Fund	$467,546,971	$7,920,808	$(32,932,105)	$(25,011,297)

9.	BANK BORROWINGS

The Fund has entered into a credit agreement with Société Générale (the “Lender”) that established a revolving credit facility with an initial commitment of up to $150 million (the “Facility”). The Facility may be increased to a maximum of $450 million. The Facility has the following terms: an unused commitment fee of 0.25% per annum when amounts borrowed is greater than $75 million or 0.30% per annum when amounts borrowed is less than $75 million and interest at a rate equal to Daily Simple SOFR on the date the loan is made plus 1.75% and a 0.10% credit spread adjustment per annum on amounts borrowed. The agreement expires on September 30, 2025 unless extended or renewed. The Fund’s borrowings, if any, are secured by eligible securities held in its portfolio of investments.

During the period, the Fund paid the commitment fee based on the daily unused portion of the Facility and an extension fee for a two-year extension. The fees associated with the agreement are included in the Consolidated Statement of Operations as interest expense and fees, if any. Advances to the Fund as of period end, if any, are shown in the Consolidated Statement of Assets and Liabilities as bank borrowings. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value. For the six months ended June 30, 2023, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

Fund Name	Maximum Amount Borrowed	Average Amount Outstanding	Daily Weighted Average Interest Rate
BlackRock Credit Strategies Fund	$74,850,000	$47,430,663	6.54%

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.

The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic

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Notes to Consolidated Financial Statements  (unaudited) (continued)

growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

LIBOR Transition Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for the Fund’s Common Shares is $0.001.

Transactions in capital shares for each class were as follows:

	Six Months Ended 06/30/23		Year Ended 12/31/22
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Credit Strategies Fund
Institutional
Shares sold	2,504,338	$21,644,120	11,086,508	$101,945,743
Shares issued from dividend reinvestment	189,387	1,636,025	361,932	3,214,888
Shares redeemed in repurchase offers	(3,853,206)	(33,493,460)	(5,520,633)	(48,804,990)

	(1,159,481)	$(10,213,315)	5,927,807	$56,355,641

Class A
Shares sold	113,865	$986,938	1,039,703	$9,733,623
Shares issued from dividend reinvestment	288,366	2,500,166	582,337	5,186,559
Shares redeemed in repurchase offers	(1,090,163)	(9,488,284)	(1,864,057)	(16,578,161)

	(687,932)	$(6,001,180)	(242,017)	$(1,657,979)

Class U
Shares sold	351,146	$3,051,108	2,273,962	$21,007,630
Shares issued from dividend reinvestment	20,022	172,793	—	—
Shares redeemed in repurchase offers	(241,979)	(2,103,853)	(278,784)	(2,469,901)

	129,189	$1,120,048	1,995,178	$18,537,729

	(1,718,224)	$(15,094,447)	7,680,968	$73,235,391

The Fund will make offers to purchase between 5% and 25% of its outstanding shares at approximate 3 month intervals. Repurchase offer results for the periods shown were as follows:

	Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
Institutional	01/09/23	02/08/23	2,957,747	8.44%	2,078,409	5.93%	$8.72	$18,123,720
Class A	01/09/23	02/08/23	608,674	5.29	427,776	3.72	8.74	3,738,762
Class U	01/09/23	02/08/23	82,501	1.74	57,883	1.22	8.74	505,896
Class W	01/09/23	02/08/23	—	—	—	—	—	—
Institutional	04/10/23	05/10/23	1,774,797	5.21	1,774,797	5.21	8.66	15,369,740
Class A	04/10/23	05/10/23	662,387	5.89	662,387	5.89	8.68	5,749,522
Class U	04/10/23	05/10/23	184,096	3.84	184,096	3.84	8.68	1,597,957
Class W	04/10/23	05/10/23	—	—	—	—	—	—

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	61

Notes to Consolidated Financial Statements  (unaudited) (continued)

	Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
Institutional	01/07/22	02/07/22	476,764	1.57%	476,764	1.57%	$9.70	$4,624,611
Class A	01/07/22	02/07/22	376,008	3.14	376,008	3.14	9.71	3,651,042
Class U	01/07/22	02/07/22	26,393	0.82	26,393	0.82	9.71	256,272
Class W	01/07/22	02/07/22	—	—	—	—	—	—
Institutional	04/08/22	05/09/22	1,752,087	5.04	1,752,087	5.04	9.11	15,961,512
Class A	04/08/22	05/09/22	234,476	1.93	234,476	1.93	9.12	2,138,424
Class U	04/08/22	05/09/22	76,616	1.97	76,616	1.97	9.13	699,501
Class W	04/08/22	05/09/22	—	—	—	—	—	—
Institutional	07/08/22	08/09/22	1,456,156	4.08	1,456,156	4.08	8.79	12,799,607
Class A	07/08/22	08/09/22	631,143	5.15	631,143	5.15	8.80	5,554,063
Class U	07/08/22	08/09/22	87,441	2.01	87,441	2.01	8.81	770,357
Class W	07/08/22	08/09/22	—	—	—	—	—	—
Institutional	10/07/22	11/08/22	1,835,626	5.16	1,835,626	5.16	8.40	15,419,260
Class A	10/07/22	11/08/22	622,430	5.23	622,430	5.23	8.41	5,234,632
Class U	10/07/22	11/08/22	88,334	1.92	88,334	1.92	8.42	743,771
Class W	10/07/22	11/08/22	—	—	—	—	—	—

(a)	Date the repurchase offer period began.

The amount of the repurchase offers is shown as redemptions of shares resulting from repurchase offers in the Consolidated Statements of Changes in Net Assets.

As of June 30, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:

Fund Name	Institutional	Class A	Class U	Class W
BlackRock Credit Strategies Fund	9,800,000	58,962	23,787	23,787

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s consolidated financial statements was completed through the date the consolidated financial statements were issued and the following items were noted:

The Fund conducted a quarterly repurchase offer for up to 5% of its issued and outstanding common shares. The results of the Fund’s repurchase offer were as follows:

	Commencement Date	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
Institutional	07/10/23	08/09/23	1,540,620	4.51%	1,540,620	4.51%	$8.65	$13,326,359
Class A	07/10/23	08/09/23	250,029	2.30	250,029	2.30	8.68	2,170,254
Class U	07/10/23	08/09/23	93,356	1.96	93,356	1.96	8.68	810,332
Class W	07/10/23	08/09/23	—	—	—	—	—	—

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Disclosure of Investment Advisory Agreement and Sub-Advisory  Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Credit Strategies Fund (the “Fund”) met on May 4, 2023 (the “May Meeting”) and June 1, 2023 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Fund and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager, BlackRock International Limited (“BIL”) and the Fund, (2) the Manager, BlackRock (Singapore) Limited (“BRS”) and the Fund and (3) the Manager, BlackRock Capital Investment Advisors, LLC (“BCIA” and collectively with BIL and BRS, the “Sub-Advisors”) and the Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements on an annual basis. The Board members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (d) Fund operating expenses and how BlackRock allocates expenses to the Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) execution quality of portfolio transactions; (k) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (l) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (n) periodic updates on BlackRock’s business.

Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.

At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to them on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus and statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

The Board noted that the engagement of the Sub-Advisors with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.

B. The Investment Performance of the Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2022, as compared to its Performance Peers. The performance information is based on net asset value (NAV), and utilizes Lipper data. Lipper’s methodology calculates a fund’s total return assuming distributions are reinvested on the ex-date at a fund’s ex-date NAV. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board reviewed and considered the Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for each of the one-year, three-year and since-inception periods reported, the Fund underperformed its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes) to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)

from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental peer group consisting of funds that BlackRock believes are generally similar to the Fund. The Board noted that relative to the supplemental peer group the Fund’s management fee rate ranked in the first quartile and the total expense ratio ranked in the second quartile. In addition, the Board noted that, the Fund is party to an expense limitation agreement pursuant to which BlackRock has contractually agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Fund for a one-year term ending June 30, 2024, and the Sub-Advisory Agreements among the Manager, the Sub-Advisors, and the Fund for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

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Additional Information

General Information

The Fund’s Statement of Additional Information includes additional information about its Board and is available, without charge upon request by calling (800) 882-0052.

The following information is a summary of certain changes since December 31, 2022. This information may not reflect all of the changes that have occurred since you purchased the Fund.

Except if noted otherwise herein, there were no changes to the Fund’s charter or by-laws that would delay or prevent a change of control of the Fund that were not approved by the shareholders.

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund may from time to time purchase shares of its common stock in the open market or in private transactions.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Fund on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Fund. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

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Additional Information  (continued)

BlackRock Privacy Principles (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock Capital Investment Advisors, LLC

Wilmington, DE 19809

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

BlackRock (Singapore) Limited

079912 Singapore

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02114

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10001

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Fund

100 Bellevue Parkway

Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	67

Glossary of Terms Used in this Report

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

LOC	Letter of Credit

MTN	Medium-Term Note

PCL	Public Company Limited

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depository Receipt

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Want to know more?

blackrock.com | 877-275-1255

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when repurchased by the Fund in connection with any applicable repurchase offer, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CRST-06/23-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Strategies Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Strategies Fund

Date: August 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Strategies Fund

Date: August 25, 2023

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Credit Strategies Fund

Date: August 25, 2023